Nuveen Exchange-Traded Funds

Providing tax-free income to help you live your dreams.

NUVEEN NEW YORK MUNICIPAL VALUE FUND, INC.
NUVEEN NEW YORK MUNICIPAL INCOME FUND, INC.
NUVEEN NEW YORK PERFORMANCE PLUS MUNICIPAL FUND, INC.
NUVEEN NEW YORK INVESTMENT QUALITY MUNICIPAL FUND, INC.
NUVEEN NEW YORK SELECT QUALITY MUNICIPAL FUND, INC.
NUVEEN NEW YORK QUALITY INCOME MUNICIPAL FUND, INC.
NUVEEN INSURED NEW YORK PREMIUM INCOME MUNICIPAL FUND, INC.

ANNUAL REPORT/SEPTEMBER 30, 1995
Photographic image of man seated at breakfast table with wife standing behind him.
Photographic image of Nuveen Research Department. Four people around a table working.

Research: a foundation
Your financial plan is in place. You and your adviser have made asset allocation decisions. For the tax-free portion of your portfolio, you want dependable income, safety of principal, and diversification. Solid, reliable Nuveen research helps to keep your tax-free investments on the path you have chosen.

Paul Williams, Vice President and Manager of Investment Strategies and Research, emphasizes fundamental research as a strategy for finding value.

The strength of Nuveen's Research Department is illustrated by the numerous awards and press coverage we receive. Annual industry polls consistently recognize the quality and depth of Nuveen Research.
Photographic image of a grouping of awards/statuettes.
At Nuveen, we believe that attention to detail combined with years of experience is the foundation for sound research. Sound research means finding quality bonds that deliver timely and dependable income over many decades. Beyond this, it means adding value by identifying bonds whose credit strengths are not yet understood by the market.

USING RESEARCH TO TRACK QUALITY AND VALUE
With tens of thousands of bonds available for investment today, the municipal market is one of the nation's largest--and most complex--securities markets. At the same time, the number of analysts devoted to researching the municipal market is comparatively small. While more than 12,000 analysts at nearly 2,000 firms and investment organizations research the 7,500 common stocks available in the equity market, approximately 1,000 analysts at 400 firms and rating agencies cover 60,000 municipal bond issues.
  Selecting those bonds that will outperform the market and help you achieve your investment goals depends upon an ability to analyze and understand complexities ranging from the demand for a new highway or airport to the impact of an industry closure on the financial position of a town's water and sewer system.
  At Nuveen, we can provide this depth because we have the largest research staff in the investment banking industry devoted exclusively to the analysis of municipal bonds. Our award-winning team of more than 30 research professionals provides invaluable support to our portfolio managers, assisting them in careful analysis of bond issues considered for purchase--even those rated AAA.
  On a daily basis, our research analysts prepare credit reviews to assist in the selection of bonds that offer the best combination of yield and security, monitor the continued creditworthiness of portfolio holdings, and analyze economic, political, and demographic trends affecting the markets.
  The scope of this analysis is broad. We understand the beneficial insights that can be obtained by assessing the impact of local elections in small towns or gaining an understanding of the global wood pulp market to accurately evaluate a municipal issue in Alaska. Recently a financial adviser noticed a large number of clippings on salmon fishing on one Nuveen analyst's desk. The analyst explained that the articles provided information on salmon spawning, a conservation issue having a major impact on public hydroelectric projects in the Pacific Northwest. With the largest research staff in the industry, we can analyze subtle but essential details such as this--and apply our findings to enhance the performance of your portfolio.

BENEFITING OUR INVESTORS
The Nuveen Research Department supports the investment goals of fund investors through three major activities:

Primary research and surveillance
Every year, our research staff reviews thousands of tax-exempt issues valued at more than $100 billion to help our portfolio managers select the most appropriate bonds based on current yield, price, credit quality, and future prospects.
  A recent example of the way Nuveen Research benefits our shareholders was our successful investment in Philadelphia water and sewer bonds. When the city decided to issue bonds to fund badly needed capital improvements, the city's fiscal difficulties resulted in an issue that was priced below that of other cities for similar bonds, generating higher income. However, Nuveen's own research performed independently from the rating agencies indicated that the city water and sewer system was economi-cally sound and that adequate legal safeguards would be in place to protect the investment. Following the completion of the improvements, the prices of these bonds resulted in a sizable portfolio gain to our shareholders.

Research reports
Just as you rely on your financial adviser for seasoned, prudent advice, financial advisers depend on Nuveen's research reports to keep current on market developments. Reports cover issues ranging from credit analysis of specific states to comprehensive examinations of tax-free investment strategies and the impact of national and state elections on municipal issues. (For a list of research reports currently available to you and your adviser, please refer to the attached reply card.)

Investor interests
We take our responsibility to our shareholders seriously by actively representing their interests before the industry and government groups that oversee and regulate the markets. We testified before a U.S. Senate subcommittee to support better disclosure of financial information by bond issuers. Our analysis of the effect of the Orange County bankruptcy on other California issuers helped a California Senate subcommittee understand the importance of fiscal conservatism and prudent policy decisions. By providing informed opinions backed by years of experience, we help to define and set policy that benefits you.
  At Nuveen, quality research is one of the core elements of our disciplined approach to providing you with dependable income, credit quality, and diversification--key elements of a successful investment program.

Nuveen's research reports are often used by the press as background when covering the municipal market in depth.
Photographic image of a grouping of research reports and newspapers.

Photographic image of man seated at breakfast table with wife standing behind him.
CONTENTS

6    Municipal market perspective
7    Dear shareholder
9    Answering your questions
13   Fund performance
17   Commonly used terms
19   Portfolio of investments
46   Statement of net assets
48   Statement of operations
50   Statement of changes in net assets
54   Notes to financial statements
68   Financial highlights
72   Report of independent auditors
73   Nuveen Exchange-Traded Funds dividend reinvestment program

Municipal market perspective
The start of 1995 brought with it a turn-around in the bond market, concluding one of the worst periods in recent bond market history. This rebound reflects a general consensus that inflation is under control, following the efforts of the Federal Reserve Board to control inflation through an unprecedented series of seven interest rate hikes over a twelve-month period.

In early July, the Federal Reserve reacted to the slowing economy by making a much-anticipated move to ease the short-term rate, the first such reduction in nearly three years. Further rate cuts remain a possibility, as the Fed keeps a close eye on the strength of the expanding economy and the outcome of Congressional efforts to balance the federal budget.

In the municipal bond market, prospects of another Fed easing helped municipals gain momentum, despite an exceptionally strong stock market and continued debate about potential tax reform legislation. Inflation for the year remained low, a benefit to bondholders.

Dear shareholder
Photographic image of Richard Franke, Chairman of Nuveen.
Over time, municipal bonds have proven to be a valuable and dependable component of successful investment programs.
Since the beginning of 1995, we have enjoyed a welcome rebound in the bond markets, as we put 1994--a very volatile period in bond market history--behind us. This period serves as a reminder that weathering the ups and downs of the markets is a normal part of the investment process. We can gain a better perspective on this process if we remember one of the basic principles of investing: A financial plan that focuses on your long-term goals minimizes the importance of short-term market volatility.
  Municipal bond funds continue to be one of the best ways to invest for the long term, offering steady income and diversification across market sectors. Throughout the past year, we have kept our sights focused on successfully meeting these objectives, providing you with a source of stable current income, credit quality, and enhanced share price relative to the market as a whole.
  As of September 30, 1995, current yields on share prices for the funds covered in this report ranged from 6.08% to 6.78%. To match these yields, an investor in the 41% combined New York and federal income tax bracket would have had to earn at least 10.31% on taxable alternatives of comparable quality. Without a doubt, taxable yields at these levels on investments of comparable quality are difficult to achieve in today's markets.
  The 12-month total returns on net asset value, reflecting share price gains plus reinvested dividend income, were also impressive, ranging from 7.24% to 16.30%, which translates to 11.87% to 20.86% on a tax-equivalent basis. These performance results remind us of the important role that municipal bonds--and the tax-free income they provide--can play as part of an investment strategy focused on diversification and long-term performance.
  The value and dependability of your municipal bond investments are enhanced by the fact that you have chosen tax-free exchange-traded funds managed by Nuveen. We offer a combination of professional management, award-winning research, and shareholder service that distinguishes Nuveen as a fund manager.
  Our portfolio management strategy, which we call value investing, relies on a disciplined approach to security selection and portfolio construction designed to deliver above-market performance by emphasizing securities that are underpriced or undervalued by the market. This approach is supported by the strength of Nuveen Research, which provides the insights and experience to assist portfolio managers in identifying and selecting bonds with strong credit quality. Our research professionals continually monitor our holdings in order to alert portfolio managers about changes that may affect quality.

  We are working to increase the productivity of our exchange-traded funds through mergers, which bring shareholders the many benefits associated with larger funds, including lower costs, greater portfolio flexibility, and enhanced trading efficiency. Subject to shareholder approval at the annual meeting to be held November 16, the New York Municipal Income Fund will be merged into the New York Municipal Value Fund. In January, shareholders of the merged fund will receive new common shares of the New York Municipal Value Fund based on the net asset value of each fund on the date of transfer. Since 1993, Nuveen has successfully completed the merger of 40 exchange-traded funds into 17, consolidating fund reporting, recordkeeping, and other operational functions and lowering administrative costs to the funds by $2.5 million annually--a direct benefit to investors that will continue for years to come.
  As you review the following pages detailing the performance of your fund, we trust you will come away with the feeling that these results, coupled with Nuveen's continued pledge of superior service, add up to a rewarding investing experience. We look forward to serving your tax-free investment needs in the future.

Sincerely,



Richard J. Franke
Chairman of the Board
November 15, 1995

Answering your questions
Photographic image of montage of letters received by Nuveen.
Tom Spalding, head of Nuveen's portfolio management team, offers insights into our approach to fund management and the outlook for Nuveen's Exchange-Traded Funds

What does Nuveen mean by "value investing"?
At Nuveen, we define value investing as a disciplined approach to security selection and portfolio construction designed to deliver above-market performance by emphasizing securities that are underpriced or undervalued by the market. Our value investing approach avoids predictions about the direction of the markets or the economy in general, concentrating instead on identifying individual bonds with current yields, prices, credit quality, and future prospects that are exceptionally attractive in relation to other bonds in the market.
  While the concept sounds simple, successful value investing must be based on sound research that supports the selection of investment-grade quality bonds. It also requires an ability to recognize value by gaining insights into individual issuers as well as specific bonds--information that often goes beyond that which is readily available to the market in general. Having the largest research staff in the investment management industry dedicated exclusively to gathering information on municipal bonds is reflected in the long-term results of our value investing approach.
  We believe that value investing gives Nuveen an important edge in the management of municipal bond funds, an edge that translates to helping you meet your goals and expectations.

Photographic image of Tom Spalding, Portfolio Manager at Nuveen
Tom Spalding, head of Nuveen's portfolio management team, answers investors' questions on developments in the municipal market.

How does the work done by Nuveen's Research Department help support the value of my funds?
At Nuveen, we believe that attention to detail combined with years of experience is the foundation for sound research. And sound research is one of the core elements of our disciplined approach to providing you with dependable income, credit quality, and diversification--key factors in a successful fixed income investment program.
  Our award-winning team of more than 30 research professionals provides invaluable support to our portfolio managers, assisting them in careful analysis of bond issues considered for purchase--even those rated AAA by the rating agencies. On a daily basis, our research analysts prepare credit reviews to assist in the selection of bonds that offer the best combination of yield and security, monitor the continued creditworthiness of portfolio holdings, and analyze economic, political, and demographic trends affecting the markets. This daily surveillance of events and trends in the credit markets assists us in monitoring the underlying value of our holdings.
  It is this combination of in depth research and review that enable us to provide tax-free municipal investments that meet your objectives for dependable income and credit safety.

What impact have Federal Reserve Board actions had on bond prices?
Over the 12-month period ended February 28, 1995, the Federal Reserve Board raised short-term rates an unprecedented seven times, suggesting that the hikes would cause the economy to slow enough to prevent any significant growth in the rate of inflation. The short-term rate increases impacted bond portfolios by reducing the demand for long-term bonds, which had the complementary effects of lowering bond prices and raising bond yields.
  On July 6, 1995, after much anticipation, the Federal Reserve, sensing that earlier actions had had the desired effect, eased rates for the first time in nearly three years. Long-term bond yields had already anticipated the Fed's move with substantial declines. In subsequent statements, the Fed has reiterated that it is closely monitoring the pace of economic growth and progress toward a balanced federal budget, but it has held off on any further changes to short-term rates, sending the message that it believes the economy continues to be on the right track.

What is the current outlook for municipal bonds?
With the rebound in the bond market at the beginning of 1995 and some consensus that inflation is under control, economic indicators are favorable for municipal bonds. Technical factors also point to a more favorable climate.
  One factor that affects bond prices is the supply and demand situation. While supply of new municipal bonds has been lagging over the past few quarters, new issue supply rose sharply in the second quarter of 1995. Demand from individuals has been somewhat subdued by extraordinary market volatility over the past 18 months and by the mounting discussion of the ramifications of proposed reforms in the federal tax laws. However, institutional demand continued strong throughout the year.
  We anticipate that demand among individual investors will gain strength over time based on the fact that municipal bonds continue to be a fundamentally sound and attractive investment option, offering one of the few remaining tax-advantaged alternatives. Once investors are more confident that the interest rate environment has stabilized, we expect to see the demand for municipal investments resume its long-term upward trend.

NUVEEN NEW YORK MUNICIPAL VALUE FUND, INC.
NNY
In keeping with the Fund's objective of providing steady tax-free income, shareholders enjoyed 12 months of stable dividends. In addition, shareholders received a capital gains distribution in December.
12 MONTH DIVIDEND HISTORY
Date      Monthly Dividends  Supplemental Dividends    Capital Gains
10/94     $0.0560
11/94     $0.0560
12/94     $0.0560                                      $0.0010
1/95      $0.0560
2/95      $0.0560
3/95      $0.0560
4/95      $0.0560
5/95      $0.0560
6/95      $0.0560
7/95      $0.0560
8/95      $0.0560
9/95      $0.0560
FUND HIGHLIGHTS 9/30/95
Yield                                                   6.48%
Taxable-equivalent yield                               10.98%
Annual total return on NAV                              7.24%
Taxable-equivalent total return                        11.87%
Share price                                           $10.375
NAV                                                   $10.44
The price, net asset value and dividend history used in this chart constitute past performance and do not necessarily predict the future price, net asset value or dividends of the Fund or of any other Nuveen Fund.

NUVEEN NEW YORK MUNICIPAL INCOME FUND, INC.
NNM
The Fund's dividend income declined somewhat over the past 12 months as older, higher coupon bonds were called and replaced with today's lower-yielding bonds.
12 MONTH DIVIDEND HISTORY
Date      Monthly Dividends  Supplemental Dividends    Capital Gains
10/94     $0.0600
11/94     $0.0585
12/94     $0.0585
1/95      $0.0585
2/95      $0.0585
3/95      $0.0585
4/95      $0.0585
5/95      $0.0585
6/95      $0.0585
7/95      $0.0565
8/95      $0.0565
9/95      $0.0565
FUND HIGHLIGHTS 9/30/95
Yield                                                    6.31%
Taxable-equivalent yield                                10.69%
Annual total return on NAV                               8.55%
Taxable-equivalent total return                         13.02%
Share price                                            $10.75
NAV                                                    $11.39
The price, net asset value and dividend history used in this chart constitute past performance and do not necessarily predict the future price, net asset value or dividends of the Fund or of any other Nuveen Fund.

NUVEEN NEW YORK PERFORMANCE PLUS MUNICIPAL FUND, INC.
NNP
The Fund's monthly tax-free dividend remains at an attractive level. In
February the dividend was increased to reflect more closely the current earnings of the portfolio.
12 MONTH DIVIDEND HISTORY
Date      Monthly Dividends  Supplemental Dividends    Capital Gains
10/94     $0.0915
11/94     $0.0915
12/94     $0.0915
1/95      $0.0915
2/95      $0.0940
3/95      $0.0940
4/95      $0.0940
5/95      $0.0940
6/95      $0.0940
7/95      $0.0940
8/95      $0.0940
9/95      $0.0940
FUND HIGHLIGHTS 9/30/95
Yield                                                   6.78%
Taxable-equivalent yield                               11.49%
Annual total return on NAV                             10.62%
Taxable-equivalent total return                        15.66%
Share price                                           $16.625
NAV                                                   $16.41
The price, net asset value and dividend history used in this chart constitute past performance and do not necessarily predict the future price, net asset value or dividends of the Fund or of any other Nuveen Fund.

NUVEEN NEW YORK INVESTMENT QUALITY MUNICIPAL FUND, INC.
NQN
In keeping with the Fund's objective of providing steady tax-free income, shareholders enjoyed 12 months of stable dividends.
12 MONTH DIVIDEND HISTORY
Date      Monthly Dividends  Supplemental Dividends    Capital Gains
10/94     $0.0875
11/94     $0.0875
12/94     $0.0875
1/95      $0.0875
2/95      $0.0875
3/95      $0.0875
4/95      $0.0875
5/95      $0.0875
6/95      $0.0875
7/95      $0.0875
8/95      $0.0875
9/95      $0.0875
FUND HIGHLIGHTS 9/30/95
Yield                                                   6.36%
Taxable-equivalent yield                               10.78%
Annual total return on NAV                              9.98%
Taxable-equivalent total return                        14.77%
Share price                                           $16.50
NAV                                                   $16.16
The price, net asset value and dividend history used in this chart constitute past performance and do not necessarily predict the future price, net asset value or dividends of the Fund or of any other Nuveen Fund.

NUVEEN NEW YORK SELECT QUALITY MUNICIPAL FUND, INC.
NVN
In keeping with the Fund's objective of providing steady tax-free income, shareholders enjoyed 12 months of stable dividends.
12 MONTH DIVIDEND HISTORY
Date      Monthly Dividends  Supplemental Dividends    Capital Gains
10/94     $0.0840
11/94     $0.0840
12/94     $0.0840
1/95      $0.0840
2/95      $0.0840
3/95      $0.0840
4/95      $0.0840
5/95      $0.0840
6/95      $0.0840
7/95      $0.0840
8/95      $0.0840
9/95      $0.0840
FUND HIGHLIGHTS 9/30/95
Yield                                                     6.40%
Taxable-equivalent yield                                 10.85%
Annual total return on NAV                               11.41%
Taxable-equivalent total return                          16.15%
Share price                                             $15.75
NAV                                                     $15.90
The price, net asset value and dividend history used in this chart constitute past performance and do not necessarily predict the future price, net asset value or dividends of the Fund or of any other Nuveen Fund.

NUVEEN NEW YORK QUALITY INCOME MUNICIPAL FUND, INC.
NUN
In keeping with the Fund's objective of providing steady tax-free income, shareholders enjoyed 12 months of stable dividends. In addition, the Fund paid shareholders a capital gains distribution in December.
12 MONTH DIVIDEND HISTORY
Date      Monthly Dividends  Supplemental Dividends    Capital Gains
10/94     $0.0780
11/94     $0.0780
12/94     $0.0780                                      $0.0150
1/95      $0.0780
2/95      $0.0780
3/95      $0.0780
4/95      $0.0780
5/95      $0.0780
6/95      $0.0780
7/95      $0.0780
8/95      $0.0780
9/95      $0.0780
FUND HIGHLIGHTS 9/30/95
Yield                                                     6.40%
Taxable-equivalent yield                                 10.85%
Annual total return on NAV                               12.58%
Taxable-equivalent total return                          17.20%
Share price                                             $14.625
NAV                                                     $15.31
The price, net asset value and dividend history used in this chart constitute past performance and do not necessarily predict the future price, net asset value or dividends of the Fund or of any other Nuveen Fund.

NUVEEN INSURED NEW YORK PREMIUM INCOME MUNICIPAL FUND, INC.
NNF
In keeping with the Fund's objective of providing steady tax-free income, shareholders enjoyed 12 months of stable dividends. In addition, the Fund paid shareholders a supplemental dividend in November.
12 MONTH DIVIDEND HISTORY
Date      Monthly Dividends  Supplemental Dividends    Capital Gains
10/94     $0.0665
11/94     $0.0665            $0.0130
12/94     $0.0665
1/95      $0.0665
2/95      $0.0665
3/95      $0.0665
4/95      $0.0665
5/95      $0.0665
6/95      $0.0665
7/95      $0.0665
8/95      $0.0665
9/95      $0.0665
FUND HIGHLIGHTS 9/30/95
Yield                                                    6.08%
Taxable-equivalent yield                                10.31%
Annual total return on NAV                              16.30%
Taxable-equivalent total return                         20.86%
Share price                                            $13.125
NAV                                                    $13.92
The price, net asset value and dividend history used in this chart constitute past performance and do not necessarily predict the future price, net asset value or dividends of the Fund or of any other Nuveen Fund.

Commonly used terms
Yield
An exchange-traded fund's annualized monthly dividend on a given date (in the case of this report, September 30, 1995) divided by its closing price per share on that date.

Taxable equivalent yield
The return an investor subject to a given federal and state income tax rate would need to obtain from a fully taxable investment to equal the fund's stated annualized yield on share price. In this report, the combined tax rate is assumed to be 41.0% for New York shareholders, based on incomes of $117,950-$256,500 for investors filing singly, $143,600-$256,500 for those filing jointly.

Net Asset Value (NAV)
The market value of all securities and other assets held by an exchange-traded fund, minus any liabilities. The NAV per share is the fund's net assets, less the value of its preferred shares, divided by the total number of common shares outstanding.

Total return on NAV
The percentage change in a fund's NAV per common share for a given period, assuming reinvestment of all dividends and capital gains distributions, if any.

Taxable equivalent total return
The total return an investor subject to a given state and federal income tax rate would need to obtain from a fully taxable investment to equal the Fund's stated total return on NAV.

Leverage
A technique used to enhance the income produced for common shareholders by a long-term municipal bond fund through the issuance of short-term preferred shares. The proceeds from the sale of the preferred shares can be used to purchase additional long-term bonds, thus increasing the portfolio's income stream. Changes in net asset value per share, both up and down, are also magnified by leverage.

Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the 12-month period ended September 30, 1995. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

PORTFOLIO OF INVESTMENTS
NUVEEN NEW YORK MUNICIPAL VALUE FUND, INC. (NNY)
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT          DESCRIPTION                                                     PROVISIONS*      RATINGS**          VALUE
   $  1,000,000     New York Local Government Assistance Corporation,
                         7.500%, 4/01/20 (Pre-refunded to 4/01/01)                       4/01 at 102            Aaa   $  1,162,110
                    New York State Certificates of Participation
                         (Commissioner of Office of Mental Health):
      1,000,000          8.250%, 9/01/07                                                 9/97 at 102           Baa1      1,078,710
      3,000,000          8.300%, 9/01/12                                                 9/97 at 102           Baa1      3,236,550
      1,000,000     New York State Energy Research and Development
                         Authority, Gas Facilities (The Brooklyn Union Gas
                         Company), Alternative Minimum Tax, 5.600%, 6/01/25              7/03 at 102            Aaa        947,420
      3,000,000     New York State Energy Research and Development
                         Authority, Pollution Control (Central Hudson Gas and
                         Electric Corporation), Alternative Minimum Tax,
                         8.375%, 12/01/28                                               12/98 at 102             A3      3,355,860
      3,500,000     New York State Energy Research and Development
                         Authority, Pollution Control (Rochester Gas and
                         Electric Corporation), Alternative Minimum Tax,
                         8.375%, 12/01/28                                               12/98 at 102           Baa1      3,915,170
      1,000,000     New York State Energy Research and Development
                         Authority, Pollution Control (New York Electric and
                         Gas Corporation), Alternative Minimum Tax,
                         5.950%, 12/01/27                                               12/03 at 102           Baa1        934,980
      1,000,000     New York State Energy Research and Development
                         Authority (Consolidated Edison Company),
                         Alternative Minimum Tax, 6.000%, 3/15/28                        3/03 at 102            Aaa        977,610
      1,425,000     New York State Environmental Facilities Corporation,
                         Water Facilities (The New Rochelle Water Company
                         Project), Alternative Minimum Tax, 6.400%, 12/01/24             6/02 at 102             A3      1,432,353
      4,000,000     New York State Housing Finance Agency, Health
                         Facilities (New York City), 8.000%, 11/01/08                   11/00 at 102           BBB+      4,514,280
      2,500,000     New York State Medical Care Facilities Finance Agency,
                         Hospital and Nursing Home Insured Mortgage
                         (St. Vincent's Hospital), 8.000%, 2/15/27 (Pre-refunded
                         to 8/15/97)                                                     8/97 at 102            Aaa      2,687,075
      4,980,000     New York State Medical Care Facilities Finance Agency,
                         Hospital and Nursing Home Insured Mortgage
                         (Albany Medical Center), 8.000%, 2/15/28                        8/98 at 102            AAA      5,499,962
      5,000,000     New York State Medical Care Facilities Finance Agency,
                         Hospital and Nursing Home, FHA-Insured (Catholic
                         Medical Center), 8.300%, 2/15/22 (Pre-refunded
                         to 2/15/98)                                                     2/98 at 102            AAA      5,557,950
      5,250,000     New York State Medical Care Facilities Finance Agency
                         (Columbia-Presbyterian), 8.000%, 2/15/25
                         (Pre-refunded to 8/15/97)                                       8/97 at 102            Aaa      5,731,373
      1,800,000     New York State Medical Care Facilities Finance Agency
                         (Hospital and Nursing Home), 6.550%, 8/15/12                    8/02 at 102             Aa      1,863,450
                    New York State Medical Care Facilities Finance Agency
                         (Mental Health Services):
      1,650,000          8.875%, 8/15/07 (Pre-refunded to 8/15/97)                       8/97 at 102            AAA      1,824,620
      1,850,000          8.875%, 8/15/07                                                 8/97 at 102           Baa1      2,035,481
      1,000,000          6.375%, 8/15/17                                                12/02 at 102            Aaa      1,031,620
      3,305,000     New York State Medical Care Facilities Financing Agency
                         (Hospital and Nursing Home-FHA Insured),
                         6.250%, 2/15/15                                                 8/05 at 102            AAA      3,332,266
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT          DESCRIPTION                                                     PROVISIONS*      RATINGS**          VALUE
                    New York State Mortgage Agency:
   $     20,000          9.750%, 10/01/10                                                4/00 at 100             Aa   $     20,633
        415,000          8.625%, 4/01/11                                                10/95 at 102             Aa        425,628
      1,375,000          8.375%, 10/01/17                                                1/98 at 102             Aa      1,488,328
                    New York State Mortgage Agency, Homeowner Mortgage,
                         Alternative Minimum Tax:
        995,000          8.125%, 4/01/20                                                10/97 at 102             Aa      1,048,392
      1,500,000          7.950%, 4/01/22                                                 6/00 at 102             Aa      1,599,930
      8,205,000          0.000%, 10/01/23                                             10/01 at 13/32             Aa        996,415
      1,500,000     New York State Urban Development Corporation,
                         (Correctional Facilities), 8.000%, 1/01/06 (Pre-refunded
                         to 1/01/96)                                                     1/96 at 102           Baa1      1,545,645
      5,000,000     New York State Urban Development Corporation (Onondaga
                         County Convention Center), 7.875%, 1/01/20                      1/01 at 102           Baa1      5,516,050
                    New York State Urban Development Corporation, State
                         Facilities:
      1,000,000          7.500%, 4/01/11                                                 4/01 at 102           Baa1      1,085,850
      1,000,000          7.500%, 4/01/20                                                 4/01 at 102           Baa1      1,106,710
      1,000,000     New York State Power Authority, General Purpose,
                         8.000%, 1/01/17 (Pre-refunded to 1/01/98)                       1/98 at 102             Aa      1,098,840
      1,000,000     Brookhaven Industrial Development Agency, Civic
                         Facility (St. Joseph's College), 8.100%, 4/01/08                4/98 at 102              A      1,104,800
      1,500,000     Cattaraugus County (Olean Office Facility), Certificates of
                         Participation, 8.500%, 8/01/09 (Pre-refunded to 8/01/98)        8/98 at 102           BBB-      1,693,545
      4,000,000     Dormitory Authority of the State of New York, Judicial
                         Facilities Lease, 7.375%, 7/01/16                              No Opt. Call            Aaa      4,694,960
                    Dormitory Authority of the State of New York (City
                         University):
      5,000,000          8.125%, 7/01/17 (Pre-refunded to 7/01/97)                       7/97 at 102            Aaa      5,439,100
      1,000,000          5.750%, 7/01/18                                                No Opt. Call           Baa1        944,230
                    Dormitory Authority of the State of New York,
                         Educational Facilities (State University):
      1,000,000          7.400%, 5/15/01                                                 5/00 at 102           Baa1      1,106,450
      1,250,000          5.250%, 5/15/19                                                No Opt. Call           Baa1      1,099,413
      1,000,000     Dormitory Authority of the State of New York Court
                         Facilities Lease, 5.700%, 5/15/22                           5/03 at 101 1/2           Baa1        924,140
      5,000,000     Hempstead Industrial Development Agency, Resource
                         Recovery (American Ref-Fuel Company),
                         7.375%, 12/01/05                                               12/96 at 102             A-      5,211,650
      1,000,000     Metropolitan Transportation Authority, Transit Facilities,
                         5.500%, 7/01/22                                                 7/02 at 100            Aaa        929,930
                    New York City General Obligation:
      2,500,000          9.500%, 8/01/02                                             8/01 at 101 1/2           Baa1      3,036,025
         25,000          6.300%, 8/01/03                                             8/02 at 101 1/2            Aaa         27,458
      1,135,000          6.600%, 2/01/04                                                No Opt. Call             A-      1,199,616
      2,500,000          8.125%, 11/01/06 (Pre-refunded to 11/01/97)                11/97 at 101 1/2            Aaa      2,739,075
      2,500,000          8.500%, 11/01/11 (Pre-refunded to 11/01/97)                11/97 at 101 1/2            Aaa      2,757,675
      2,500,000          7.000%, 2/01/15                                                 2/96 at 102           Baa1      2,555,874
      1,450,000     New York City Housing Development Corporation
                         (South Bronx Cooperatives), Alternative Minimum
                         Tax, 8.100%, 9/01/23                                            9/00 at 102             Aa      1,555,401
      1,000,000     New York City Housing Development Corporation,
                         Multi-Family Mortgage (FHA-Insured), 6.550%, 10/01/15           4/03 at 102            AAA      1,034,280
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT          DESCRIPTION                                                     PROVISIONS*      RATINGS**          VALUE
                    New York City Municipal Water Finance Authority,
                         Water and Sewer System:
   $  3,750,000          9.000%, 6/15/17 (Pre-refunded to 6/15/97)                       6/97 at 102            Aaa   $  4,126,800
      1,000,000          7.750%, 6/15/20 (Pre-refunded to 6/15/01)                   6/01 at 101 1/2            Aaa      1,175,270
      1,600,000     New York City Industrial Development Agency Civic
                         Facility (YMCA of Greater New York), 8.000%, 8/01/16            8/01 at 102            N/R      1,713,487
      1,000,000     New York City Industrial Development Agency (American
                         Airlines, Inc.), Alternative Minimum Tax, 8.000%, 7/01/20       1/99 at 102           Baa3      1,069,180
      1,430,000     Newark-Wayne Community Hospital, 7.600%, 9/01/15                     9/03 at 102            N/R      1,451,721
      1,000,000     Niagara Falls Water Treatment System, Alternative
                         Minimum Tax, 7.250%, 11/01/11                                  No Opt. Call            Aaa      1,153,710
      2,000,000     St. Lawrence County, Solid Waste Disposal Authority,
                         8.875%, 1/01/08                                                 1/98 at 102            Baa      2,250,460
      2,000,000     Triborough Bridge and Tunnel Authority, General
                         Purpose, 8.125%, 1/01/12                                        1/98 at 102             Aa      2,215,380
      1,275,000     Triborough Bridge and Tunnel Authority, Mortgage
                         Recording Tax, 8.000%, 1/01/18 (Pre-refunded to 1/01/98)    1/98 at 101 1/2            Aaa      1,397,540
   $119,685,000     Total Investments - (cost $110,048,168) - 97.7%                                                    121,658,431
   ============
                    TEMPORARY INVESTMENTS IN SHORT-TERM
                    MUNICIPAL SECURITIES - 1.1%
   $    300,000     New York City Trust for Cultural Resources (Guggenheim
                         Foundation), Variable Rate Demand Bonds,
                         4.850%, 12/01/15t                                                                   VMIG-1        300,000
      1,000,000     Port Authority of New York and New Jersey Versatile
                         Structure Obligations, Variable Rate Demand Bonds,
                         4.650%, 5/01/19t                                                                      A-1+      1,000,000
   $  1,300,000     Total Temporary Investments - 1.1%                                                                   1,300,000
   ============
                    Other Assets Less Liabilities - 1.2%                                                                 1,525,686
                    Net Assets - 100%                                                                                 $124,484,117
                                                                                                                      ============

                                                                                     NUMBER                  MARKET         MARKET
                                 STANDARD & POOR'S                       MOODY'S   OF ISSUES                  VALUE        PERCENT
SUMMARY OF                                     AAA                           Aaa          21           $ 54,227,804            44%
RATINGS**                             AA+, AA, AA-             Aa1, Aa, Aa2, Aa3          10             12,312,397            10
PORTFOLIO OF                                 A, A-                     A, A2, A3           5             12,304,279            10
INVESTMENTS                        BBB+, BBB, BBB-         Baa1, Baa, Baa2, Baa3          19             39,648,743            33
(EXCLUDING                               Non-rated                     Non-rated           2              3,165,208             3
TEMPORARY
INVESTMENTS):
TOTAL                                                                                     57           $121,658,431           100%

* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
t The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
NUVEEN NEW YORK MUNICIPAL INCOME FUND, INC. (NNM)
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT          DESCRIPTION                                                     PROVISIONS*      RATINGS**          VALUE
    $ 1,000,000     New York State Energy Research and Development
                         Authority, Electric Facilities (Consolidated Edison
                         Company), Alternative Minimum Tax, 7.500%, 1/01/26              1/00 at 101            Aa3    $ 1,082,380
      1,000,000     New York State Energy Research and Development
                         Authority, Pollution Control (Central Hudson Gas and
                         Electric Corporation), Alternative Minimum Tax,
                         8.375%, 12/01/28                                               12/98 at 102             A3      1,118,620
      1,000,000     New York State Energy Research and Development
                         Authority, Pollution Control (Rochester Gas and
                         Electric Corporation), Alternative Minimum Tax,
                         8.375%, 12/01/28                                               12/98 at 102           Baa1      1,118,620
      1,000,000     New York State Housing Finance Agency (State
                         University Construction), 8.100%, 11/01/10
                         (Pre-refunded to 11/01/98)                                     11/98 at 102            Aaa      1,131,590
      1,000,000     New York State Housing Finance Agency (H.E.L.P.-Suffolk
                         Housing), Alternative Minimum Tax, 8.100%, 11/01/05            11/99 at 100            Baa      1,074,310
      1,000,000     New York State Housing Finance Agency, Health
                         Facilities (New York City), 8.000%, 11/01/08                   11/00 at 102           BBB+      1,128,570
      1,000,000     New York State Housing Finance Agency, Service
                         Contract, 6.375%, 9/15/14                                       9/04 at 102           Baa1      1,007,410
      1,000,000     New York State Medical Care Facilities Finance Agency
                         (Huntington Hospital), 8.125%, 11/01/14
                         (Pre-refunded to 11/01/97)                                     11/97 at 102            BBB      1,100,230
      1,000,000     New York State Medical Care Facilities Finance Agency
                         (Columbia-Presbyterian), 8.000%, 2/15/25
                         (Pre-refunded to 8/15/97)                                       8/97 at 102            Aaa      1,091,690
        555,000     New York State Mortgage Agency, Homeowner Mortgage,
                         Alternative Minimum Tax, 8.125%, 4/01/20                       10/97 at 102             Aa        584,781
      1,250,000     New York State Urban Development Corporation,
                         Correctional Capital Facilities, 5.500%, 1/01/15                1/03 at 102           Baa1      1,144,413
      2,955,000     Babylon Industrial Development Agency, Resource
                         Recovery, 8.500%, 1/01/19                                       7/98 at 103           Baa1      3,339,505
        250,000     Battery Park City Authority, Junior Revenue,
                         5.800%, 11/01/22                                               11/03 at 102              A        237,568
      1,000,000     Cattaraugus County (Olean Office Facility), Certificates
                         of Participation, 8.500%, 8/01/09 (Pre-refunded
                         to 8/01/98)                                                     8/98 at 102           BBB-      1,129,030
      1,000,000     Dormitory Authority of the State of New York (City
                         University), 8.200%, 7/01/12                                    7/98 at 102           Baa1      1,114,950
        250,000     Dormitory Authority of the State of New York, Judicial
                         Facilities Lease Revenue (Suffolk County),
                         9.500%, 4/15/14                                            10/95 at 116 1/2           Baa1        292,590
      1,250,000     Dormitory Authority of the State of New York (State
                         University), 5.250%, 5/15/19                                   No Opt. Call           Baa1      1,099,413
      1,000,000     Geneva Industrial Development Agency, Civic Facility
                         (Finger Lakes Cerebral Palsy), 8.500%, 11/01/16                11/01 at 102            N/R      1,041,290
      1,000,000     Metropolitan Transportation Authority, Transit Facilities
                         Service Contract, 8.500%, 7/01/17 (Pre-refunded
                         to 7/01/97)                                                     7/97 at 102            AAA      1,094,110
                    New York City General Obligation:
      1,000,000          9.500%, 8/01/02                                             8/01 at 101 1/2           Baa1      1,214,410
        945,000          8.500%, 8/01/12 (Pre-refunded to 8/01/96)                       8/96 at 102             A-        998,015
         55,000          8.500%, 8/01/12                                                 8/96 at 102           Baa1         58,033
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT          DESCRIPTION                                                     PROVISIONS*      RATINGS**          VALUE
    $   495,000     New York City Housing Development Corporation
                         (South Willliamsburg Cooperative), Alternative
                         Minimum Tax, 7.900%, 2/01/23                                    2/00 at 102             Aa    $   523,070
        500,000     New York City Housing Development Corporation,
                         Multi-Family Mortgage (FHA Insured),
                         6.550%, 10/01/15                                                4/03 at 102            AAA        517,140
      1,000,000     New York City Municipal Water Finance Authority,
                         Water and Sewer System, 7.875%, 6/15/16
                         (Pre-refunded to 6/15/96)                                       6/96 at 102            Aaa      1,047,160
      1,000,000     New York City Industrial Development Agency, Civic
                         Facility (YMCA of Greater New York), 8.000%, 8/01/16            8/01 at 102            N/R      1,070,930
      1,000,000     New York City Industrial Development Agency (Terminal
                         One Group), Alternative Minimum Tax,
                         6.125%, 1/01/24                                                 1/04 at 102              A        969,230
    $25,505,000     Total Investments - (cost $25,335,504) - 95.3%                                                      27,329,058
    ===========
                    TEMPORARY INVESTMENTS IN SHORT-TERM
                    MUNICIPAL SECURITIES - 3.1%
    $   900,000     Port Authority of New York and New Jersey, Variable
    ===========
                         Rate Demand Bonds, 4.250%, 6/01/20t                                                 VMIG-1        900,000
                    Other Assets Less Liabilities - 1.6%                                                                   440,154
                    Net Assets - 100%                                                                                  $28,669,212
                                                                                                                       ===========
                                                                                      NUMBER                 MARKET         MARKET
                                 STANDARD & POOR'S                       MOODY'S   OF ISSUES                  VALUE        PERCENT
SUMMARY OF                                     AAA                           Aaa           5            $ 4,881,690            18%
RATINGS**                             AA+, AA, AA-             Aa1, Aa, Aa2, Aa3           3              2,190,231             8
PORTFOLIO OF                                 A, A-                     A, A2, A3           4              3,323,433            12
INVESTMENTS                        BBB+, BBB, BBB-         Baa1, Baa, Baa2, Baa3          13             14,821,484            54
(EXCLUDING                               Non-rated                     Non-rated           2              2,112,220             8
TEMPORARY
INVESTMENTS):
TOTAL                                                                                     27            $27,329,058           100%

* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
t The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
NUVEEN NEW YORK PERFORMANCE PLUS MUNICIPAL FUND, INC. (NNP)
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT          DESCRIPTION                                                     PROVISIONS*      RATINGS**          VALUE
                    New York Local Government Assistance Corporation:
   $  3,000,000          7.250%, 4/01/18 (Pre-refunded to 4/01/01)                       4/01 at 102            Aaa   $  3,450,090
      8,000,000          7.500%, 4/01/20 (Pre-refunded to 4/01/01)                       4/01 at 102            Aaa      9,296,880
                    New York State Energy Research and Development
                         Authority, Electric Facilities (Consolidated Edison
                         Company), Alternative Minimum Tax:
      1,000,000          7.500%, 11/15/21                                               11/96 at 102            Aa3      1,044,500
      8,500,000          7.750%, 1/01/24                                             1/98 at 101 1/2            Aa3      9,176,855
      3,100,000          7.500%, 7/01/25                                                 7/99 at 101            Aa3      3,362,291
      1,500,000          6.375%, 12/01/27                                               12/01 at 101            Aa2      1,529,940
      1,000,000     New York State Energy Research and Development
                         Authority, Solid Waste Disposal (New York State
                         Electric and Gas Corporation), Alternative Minimum
                         Tax, 5.700%, 12/01/28                                          12/03 at 102            Aaa        951,430
                    New York State Environmental Facilities Corporation,
                         Water Pollution Control Revolving Fund:
      1,000,000          7.250%, 6/15/10                                                 6/01 at 102             Aa      1,113,400
      9,825,000          7.500%, 6/15/12                                                 6/00 at 102             Aa     10,994,863
      1,920,000          6.900%, 5/15/15                                                11/04 at 102            Aaa      2,128,243
      3,255,000     New York State Housing Finance Agency, Multi-Family
                         Housing, Alternative Minimum Tax, 7.550%, 11/01/29             11/99 at 102            Aaa      3,446,264
      1,585,000     New York State Housing Finance Agency, Multi-Family
                         Housing (Secured Mortgage Program), 7.000%, 8/15/12             8/02 at 102             Aa      1,690,466
      5,500,000     New York State Housing Finance Agency, Health
                         Facilities (New York City), 8.000%, 11/01/08                   11/00 at 102           BBB+      6,207,135
      3,950,000     New York State Medical Care Facilities Finance Agency,
                         Hospital and Nursing Home, Insured Mortgage
                         (Albany Medical Center), 8.000%, 2/15/28                        8/98 at 102            AAA      4,362,420
      9,000,000     New York State Medical Care Facilities Finance Agency,
                         Hospital and Nursing Home, FHA-Insured (Buffalo
                         General Hospital), 7.700%, 2/15/22 (Pre-refunded
                         to 8/15/98)                                                     8/98 at 102            AAA     10,022,760
      4,000,000     New York State Medical Care Facilities Finance Agency,
                         Hospital and Nursing Home, FHA-Insured (Catholic
                         Medical Center), 8.300%, 2/15/22 (Pre-refunded
                         to 2/15/98)                                                     2/98 at 102            AAA      4,446,360
      4,500,000     New York State Medical Care Facilities Finance Agency
                         (St. Luke's-Roosevelt Hospital Center),
                         7.450%, 2/15/29 (Pre-refunded to 2/15/00)                       2/00 at 102            Aaa      5,117,085
      1,295,000     New York State Medical Care Facilities Finance Agency
                         Hospital, Insured Mortgage (Presbyterian Hospital),
                         7.700%, 2/15/25 (Pre-refunded to 8/15/00)                       8/00 at 102             Aa      1,502,239
                    New York State Medical Care Facilities Finance Agency,
                         Hospital and Nursing Home (FHA-Insured):
      2,845,000          6.250%, 2/15/15                                                 8/05 at 102            AAA      2,868,471
     10,000,000          6.200%, 8/15/22                                                 8/02 at 102            AAA     10,245,800
      4,500,000     New York State Medical Care Facilities Finance Agency
                         Hospital and Nursing Home, FHA-Insured (Mt. Sinai
                         Hospital), 5.750%, 8/15/19                                      8/02 at 102            AAA      4,352,310
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT          DESCRIPTION                                                     PROVISIONS*      RATINGS**          VALUE
                    New York State Medical Care Facilities Finance Agency,
                         Mental Health Services, Facilities Improvement:
   $    820,000          7.400%, 2/15/18                                                 2/02 at 102           Baa1   $    887,174
      1,145,000          7.800%, 2/15/19 (Pre-refunded to 2/15/99)                       2/99 at 102            Aaa      1,291,045
      1,205,000          7.750%, 2/15/20 (Pre-refunded to 2/15/00)                       2/00 at 102            Aaa      1,384,497
      1,195,000          7.750%, 2/15/20                                                 2/00 at 102           Baa1      1,297,125
      1,405,000          7.875%, 8/15/20 (Pre-refunded to 8/15/00)                       8/00 at 102            Aaa      1,640,520
      1,005,000          7.875%, 8/15/20                                                 8/00 at 102           Baa1      1,102,656
      1,460,000          7.500%, 2/15/21 (Pre-refunded to 2/15/01)                       2/01 at 102            Aaa      1,692,301
        540,000          7.500%, 2/15/21                                                 2/01 at 102           Baa1        583,529
      3,000,000     New York State Medical Care Facilities Finance Agency,
                         FHA-Insured (Hebrew Home), 6.100%, 8/15/15                      2/06 at 102            AA+      3,023,070
      5,800,000     New York State Medical Care Facilities Financing Agency
                         (FHA-Insured Mortgage Project), 6.250%, 8/15/15                 2/05 at 102             Aa      5,870,122
                    New York State Mortgage Agency:
      1,000,000          6.900%, 4/01/15                                                 4/02 at 102             Aa      1,057,900
      1,000,000          6.450%, 10/01/17                                                9/04 at 102            Aaa      1,029,950
                    New York State Mortgage Agency, Homeowner Mortgage,
                         Alternative Minimum Tax:
      3,230,000          8.050%, 4/01/22                                                10/00 at 102             Aa      3,439,433
      9,200,000          7.950%, 4/01/22                                                 6/00 at 102             Aa      9,812,904
      1,730,000          7.950%, 10/01/22                                               10/00 at 102             Aa      1,837,208
     45,135,000          0.000%, 10/01/23                                          10/01 at 19 13/32             Aa      5,481,194
      1,500,000          5.850%, 10/01/25                                               10/03 at 102             Aa      1,401,870
      1,500,000     New York State Thruway Authority, Local Highway and
                         Bridge Service Contract, 5.250%, 4/01/13                        4/03 at 102           Baa1      1,347,600
                    New York State Urban Development Corporation,
                         Correctional Facilities:
      4,000,000          7.750%, 1/01/14 (Pre-refunded to 1/01/00)                       1/00 at 102            Aaa      4,582,640
      1,000,000          5.500%, 1/01/15                                                 1/03 at 102           Baa1        915,530
      6,225,000          7.000%, 1/01/17 (Pre-refunded to 1/01/00)                       1/00 at 102            Aaa      6,952,329
      1,000,000          7.500%, 1/01/20 (Pre-refunded to 1/01/00)                       1/00 at 102            Aaa      1,136,050
      5,655,000     New York State Urban Development Corporation
                         (Onondaga County Convention Center), 7.875%, 1/01/20            1/01 at 102           Baa1      6,238,653
      4,500,000     New York State Urban Development Corporation,
                         5.500%, 1/01/25                                                 1/05 at 102            Aaa      4,256,100
      2,000,000     New York State Power Authority, General Purpose,
                         7.375%, 1/01/18 (Pre-refunded to 1/01/96)                       1/96 at 102            Aaa      2,057,720
      3,475,000     Babylon Industrial Development Agency, Resource
                         Recovery, 8.500%, 1/01/19                                       7/98 at 103           Baa1      3,927,167
                    Battery Park City Authority, Revenue:
      7,050,000          7.700%, 5/01/15 (Pre-refunded to 5/01/99)                       5/99 at 102            Aaa      7,970,025
      2,500,000          6.500%, 5/01/20 (Pre-refunded to 5/01/99)                       5/99 at 100            Aaa      2,685,275
      3,760,000     Dormitory Authority of the State of New York, College
                         and University (Pooled Capital Program),
                         7.800%, 12/01/05                                               12/98 at 102            Aaa      4,093,286
      1,500,000     Dormitory Authority of the State of New York, Court
                         Facilities, 5.375%, 5/15/16                                 5/03 at 101 1/2           Baa1      1,348,875
                    Dormitory Authority of the State of New York
                         (City University):
      2,000,000          7.875%, 7/01/07 (Pre-refunded to 7/01/00)                       7/00 at 102            Aaa      2,328,540
      1,000,000          5.500%, 7/01/12                                                 7/03 at 102           Baa1        934,490
      3,000,000          6.000%, 7/01/14                                                No Opt. Call            Aaa      3,129,000
      2,000,000          7.875%, 7/01/17 (Pre-refunded to 7/01/00)                       7/00 at 102            BBB      2,313,580
     10,000,000          7.625%, 7/01/20 (Pre-refunded to 7/01/00)                       7/00 at 102            Aaa     11,536,500
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT          DESCRIPTION                                                     PROVISIONS*      RATINGS**          VALUE
   $  6,850,000     Dormitory Authority of the State of New York
                         (Department of Health), 7.700%, 7/01/20
                         (Pre-refunded to 7/01/00)                                       7/00 at 102            Aaa   $  7,924,354
      2,000,000     Dormitory Authority of the State of New York,
                         FHA-Insured Mortgage (St. Vincent's Hospital and
                         Medical Center), 7.400%, 8/01/30                                8/01 at 102            AAA      2,251,800
      1,000,000     Dormitory Authority of the State of New York
                         (Skidmore College), 5.250%, 7/01/13                             7/03 at 102            Aaa        943,660
                    Dormitory Authority of the State of New York
                         (State University):
      2,600,000          7.375%, 5/15/14 (Pre-refunded to 5/15/00)                       5/00 at 102            AAA      2,964,182
      3,150,000          7.250%, 5/15/15 (Pre-refunded to 5/15/00)                       5/00 at 102            Aaa      3,574,904
        350,000          7.250%, 5/15/15 (Pre-refunded to 5/15/00)                       5/00 at 102            AAA        397,212
      2,500,000          5.875%, 5/15/17                                                No Opt. Call           Baa1      2,400,850
      3,970,000     Dormitory Authority of the State of New York (United
                         Health Services), 7.350%, 8/01/29                               2/00 at 102            AAA      4,294,786
      4,400,000     Dormitory Authority of the State of New York (Upstate
                         Community Colleges), 7.600%, 7/01/20 (Pre-refunded
                         to 7/01/00)                                                     7/00 at 102           Baa1      5,038,660
      2,190,000     Dormitory Authority of the State of New York (Vassar
                         College), 7.250%, 7/01/15                                       7/00 at 102             Aa      2,419,862
      2,500,000     Hempstead Industrial Development Agency, Resource
                         Recovery (American Ref-Fuel Company),
                         7.375%, 12/01/05                                               12/96 at 102             A-      2,605,825
      1,000,000     Hudson Housing Development Corporation,
                         FHA-Insured, Multi-Family Mortgage (Providence
                         Hall - Schuyler Court), 6.500%, 1/01/25                         1/03 at 101            Aaa      1,022,270
      1,000,000     Islip Resource Recovery Agency, Resource Recovery
                         System, Alternative Minimum Tax, 6.125%, 7/01/13                7/04 at 102            Aaa      1,027,240
      1,000,000     Metropolitan Transportation Authority, Commuter
                         Facilities Service Contract, 7.500%, 7/01/19
                         (Pre-refunded to 7/01/00)                                   7/00 at 101 1/2            Aaa      1,144,270
                    Metropolitan Transportation Authority, Transit Facilities
                         Service Contract:
      5,500,000          7.500%, 7/01/16 (Pre-refunded to 7/01/00)                       7/00 at 102            Aaa      6,315,870
      3,000,000          7.500%, 7/01/17 (Pre-refunded to 7/01/98)                       7/98 at 102            Aaa      3,314,100
      1,000,000          8.000%, 7/01/18 (Pre-refunded to 7/01/98)                       7/98 at 102            Aaa      1,117,590
      2,000,000     Monroe County Airport Authority (Greater Rochester
                         International Airport), Alternative Minimum Tax,
                         7.250%, 1/01/19                                                 1/00 at 102            Aaa      2,223,160
      1,000,000     Monroe County Water Authority, Water System,
                         6.500%, 8/01/16 (Pre-refunded to 8/01/01)                       8/01 at 101            Aaa      1,111,500
                    New York City General Obligation:
      1,025,000          8.000%, 6/01/99                                                No Opt. Call           Baa1      1,122,211
      3,000,000          3.000%, 11/15/00                                               No Opt. Call           Baa1      2,651,430
      1,500,000          9.500%, 8/01/02                                             8/01 at 101 1/2           Baa1      1,821,615
      4,000,000          6.500%, 8/01/02                                                No Opt. Call           Baa1      4,218,080
      2,600,000          6.375%, 2/15/06                                                 2/05 at 101           Baa1      2,676,310
      2,420,000          8.000%, 8/01/06 (Pre-refunded to 8/01/97)                       8/97 at 102            Aaa      2,634,751
        480,000          8.000%, 8/01/06                                                 8/97 at 102            Aaa        520,450
      1,350,000          7.250%, 10/01/06                                           10/99 at 101 1/2            Aaa      1,499,526
         50,000          6.625%, 8/01/12                                             8/02 at 101 1/2            Aaa         53,300
        500,000          8.000%, 3/15/13                                             3/00 at 101 1/2            Aaa        565,315
      1,000,000          5.750%, 5/15/13                                             5/03 at 101 1/2            AAA        995,530
      2,150,000          6.750%, 12/01/14 (Pre-refunded to 12/01/96)                12/96 at 101 1/2            Aaa      2,251,717
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT          DESCRIPTION                                                     PROVISIONS*      RATINGS**          VALUE
   $  5,750,000     New York City Housing Development Corporation,
                         Multi-Unit Mortgage (FHA Insured), 7.350%, 6/01/19              6/01 at 102            AAA   $  6,151,350
                    New York City Municipal Water Finance Authority,
                         Water and Sewer System:
      2,000,000          7.375%, 6/15/09 (Pre-refunded to 6/15/99)                   6/99 at 101 1/2            AAA      2,237,240
      1,250,000          7.250%, 6/15/11 (Pre-refunded to 6/15/99)                   6/99 at 101 1/2              A      1,387,500
      2,165,000          7.625%, 6/15/16 (Pre-refunded to 6/15/97)                   6/97 at 101 1/2            Aaa      2,323,695
      1,000,000          7.000%, 6/15/18 (Pre-refunded to 6/15/97)                   6/97 at 101 1/2            AAA      1,063,070
      1,000,000          5.750%, 6/15/18                                             6/02 at 101 1/2            Aaa        971,520
        250,000          7.500%, 6/15/19 (Pre-refunded to 6/15/00)                   6/00 at 101 1/2            Aaa        284,880
      1,000,000          7.000%, 6/15/19 (Pre-refunded to 6/15/98)                   6/98 at 101 1/2              A      1,083,010
      4,000,000          7.750%, 6/15/20 (Pre-refunded to 6/15/01)                   6/01 at 101 1/2            Aaa      4,701,080
      5,700,000     New York City Transit Authority, Transit Facilities
                         (Livingston Plaza Project), 7.500%, 1/01/20
                         (Pre-refunded to 1/01/00)                                       1/00 at 102            Aaa      6,475,485
      6,750,000     New York City Industrial Development Agency
                         (American Airlines, Inc.), Alternative Minimum Tax,
                         8.000%, 7/01/20                                                 1/99 at 102           Baa3      7,216,965
      2,095,000     Niagara Falls Water Treatment System, Alternative
                         Minimum Tax, 8.000%, 11/01/09                                  No Opt. Call            Aaa      2,584,978
      2,165,000     Triborough Bridge and Tunnel Authority, General
                         Purpose, 7.700%, 1/01/19 (Pre-refunded to 1/01/99)          1/99 at 101 1/2            Aaa      2,417,265
                    Triborough Bridge and Tunnel Authority, Mortgage
                         Recording Tax, Special Obligation:
      1,000,000          5.500%, 1/01/17                                                 1/02 at 100            Aaa        951,800
      2,500,000          8.000%, 1/01/18 (Pre-refunded to 1/01/98)                   1/98 at 101 1/2            Aaa      2,740,275
      2,000,000          7.125%, 1/01/19 (Pre-refunded to 1/01/00)                       1/00 at 101            Aaa      2,226,660
      1,000,000     UFA Development Corporation, FHA-Insured
                         (Loretto-Utica Project), 5.950%, 7/01/35                        7/04 at 102             Aa        967,410
      2,230,000     Yonkers General Obligation, 7.375%, 12/01/09
                         (Pre-refunded to 12/01/00)                                     12/00 at 102            Aaa      2,570,453
      5,705,000     Puerto Rico Housing Finance Corporation, Multi-Family
                         Mortgage, 7.500%, 4/01/22                                       4/00 at 102             AA      6,056,142
   $348,455,000     Total Investments - (cost $305,065,209) - 98.6%                                                    335,408,768
   ============
                    TEMPORARY INVESTMENTS IN SHORT-TERM
                    MUNICIPAL SECURITIES - 0.1%
   $    300,000     New York City General Obligation, Variable Rate
   ============
                         Demand Bonds, 4.800%, 8/01/23t                                                      VMIG-1        300,000
                    Other Assets Less Liabilities - 1.3%                                                                 4,537,211
                    Net Assets - 100%                                                                                 $340,245,979
                                                                                                                      ============

                                                                                      NUMBER                 MARKET         MARKET
                                 STANDARD & POOR'S                       MOODY'S   OF ISSUES                  VALUE        PERCENT
SUMMARY OF                                     AAA                           Aaa          64           $204,301,129            61%
RATINGS**                             AA+, AA, AA-             Aa1, Aa, Aa2, Aa3          19             71,781,669            21
PORTFOLIO OF                                 A, A-                     A, A2, A3           3              5,076,335             2
INVESTMENTS                        BBB+, BBB, BBB-         Baa1, Baa, Baa2, Baa3          20             54,249,635            16
(EXCLUDING
TEMPORARY
INVESTMENTS):
TOTAL                                                                                    106           $335,408,768           100%

* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.
t The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
NUVEEN NEW YORK INVESTMENT QUALITY MUNICIPAL FUND, INC. (NQN)
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
   $  2,520,000     New York State, Various Purposes Full Faith and Credit,
                         7.300%, 3/01/10                                                 3/01 at 102            Aaa   $  2,810,329
                    New York State Energy Research and Development
                         Authority, Electric Facilities (Consolidated Edison
                         Company), Alternative Minimum Tax:
     10,000,000          7.500%, 7/01/25                                                 7/99 at 101            Aa3     10,846,100
      5,000,000          7.500%, 1/01/26                                                 1/00 at 101            Aa3      5,411,900
      2,000,000          6.750%, 1/15/27                                                 1/01 at 101            Aaa      2,079,720
      2,000,000          6.375%, 12/01/27                                               12/01 at 101            Aaa      2,038,620
                    New York State Energy Research and Development
                         Authority, Gas Facilities (Brooklyn Union Gas
                         Company), Alternative Minimum Tax:
      2,500,000          6.750%, 2/01/24                                                 5/02 at 102            Aaa      2,639,000
      2,250,000          5.600%, 6/01/25                                                 7/03 at 102            Aaa      2,131,695
                    New York State Energy Research and Development
                         Authority, Pollution Control (Central Hudson Gas and
                          Electric Corporation), Alternative Minimum Tax:
      3,000,000          7.375%, 10/01/14                                               10/99 at 103            Aaa      3,354,060
      3,665,000          8.375%, 12/01/28                                               12/98 at 102             A3      4,099,742
                    New York State Energy Research and Development
                         Authority, Pollution Control (Rochester Gas and
                         Electric Corporation), Alternative Minimum Tax:
      5,000,000          8.375%, 12/01/28                                               12/98 at 102            Aaa      5,686,650
      1,595,000          8.375%, 12/01/28                                               12/98 at 102           Baa1      1,784,199
      2,500,000          6.500%, 5/15/32                                                 5/02 at 102            Aaa      2,581,300
      5,000,000     New York State Housing Finance Agency, State
                         University Construction, 7.900%, 11/01/06                      No Opt. Call            Aaa      5,926,350
      1,000,000     New York State Housing Finance Agency, Multi-Family
                         Housing, 6.250%, 8/15/14                                        8/04 at 102            Aaa      1,016,480
     10,590,000     New York State Medical Care Facilities Finance Agency,
                         Secured Hospital (Bronx Lebanon), 7.100%, 2/15/27               2/97 at 102            Aaa     11,142,057
      5,000,000     New York State Medical Care Facilities Finance Agency,
                         Hospital and Nursing Home, Insured Mortgage
                         (Kingsbrook Jewish Medical Center), 7.600%, 2/15/29             2/99 at 102             Aa      5,506,650
                    New York State Medical Care Facilities Finance
                         Agency, FHA-Insured (Montefiore Medical Center):
      2,100,000          7.250%, 2/15/24                                                 2/99 at 102             Aa      2,297,736
      3,000,000          7.250%, 2/15/24                                                 2/99 at 102            Aaa      3,257,940
                    New York State Medical Care Facilities Finance Agency
                         (Columbia-Presbyterian):
      3,000,000          7.875%, 2/15/07 (Pre-refunded to 8/15/97)                       8/97 at 102             Aa      3,210,540
      1,720,000          8.000%, 2/15/25 (Pre-refunded to 8/15/97)                       8/97 at 102            Aaa      1,877,707
      9,500,000     New York State Medical Care Facilities Finance Agency
                         (St. Luke's-Roosevelt Hospital Center),
                         7.450%, 2/15/29 (Pre-refunded to 2/15/00)                       2/00 at 102            Aaa     10,802,735
      2,500,000     New York State Medical Care Facilities Finance Agency
                         (Beth Israel Medical Center), 7.500%, 11/01/10                 11/00 at 102            Aaa      2,839,475
     12,000,000     New York State Medical Care Facilities Finance Agency
                         (North Shore University Hospital), 7.200%, 11/01/20            11/00 at 102            Aaa     13,422,480
      8,625,000     New York State Medical Care Facilities Finance Agency
                         (Mary Imogene Bassett Hospital), 7.125%, 11/01/20               5/01 at 102            Aaa      9,621,533
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    New York State Medical Care Facilities Finance Agency,
                         Mental Health Services:
   $  2,165,000          6.250%, 8/15/18                                                 2/02 at 102            Aaa   $  2,211,461
      2,000,000          6.250%, 8/15/19                                                 8/04 at 102            Aaa      2,044,160
      3,000,000          6.000%, 2/15/25                                                 2/05 at 102            Aaa      2,987,340
      6,000,000     New York State Medical Care Facilities Finance Agency,
                         FHA-Insured (New York Hospital), 6.800%, 8/15/24                2/05 at 102            Aaa      6,473,400
                    New York State Mortgage Agency, Homeowner
                         Mortgage, Alternative Minimum Tax:
      3,150,000          7.950%, 10/01/21                                                2/01 at 102             Aa      3,368,390
      7,400,000          7.950%, 10/01/22                                               10/00 at 102             Aa      7,858,578
      4,150,000     New York State Thruway Authority, 6.000%, 1/01/25                    1/05 at 102            Aaa      4,156,267
                    New York State Urban Development Corporation
                         (Correctional Facilities):
      1,550,000          7.500%, 1/01/12 (Pre-refunded to 1/01/98)                       1/98 at 102            Aaa      1,689,516
     15,000,000          7.500%, 1/01/20 (Pre-refunded to 1/01/00)                       1/00 at 102            Aaa     17,040,750
      2,115,000     Clifton Park Water Authority, 5.000%, 10/01/26                      10/03 at 102            Aaa      1,852,296
      1,150,000     Dormitory Authority of the State of New York, Judicial
                         Facilities Lease, 7.375%, 7/01/16                              No Opt. Call            Aaa      1,394,502
                    Dormitory Authority of the State of New York (City
                         University System):
      5,000,000          6.500%, 7/01/14                                                 7/96 at 100            Aaa      5,103,350
     10,000,000          7.500%, 7/01/20 (Pre-refunded to 7/01/00)                       7/00 at 102            Aaa     11,483,400
      1,000,000     Dormitory Authority of the State of New York (Cooper
                         Union), 7.200%, 7/01/20                                         7/01 at 102            Aaa      1,115,270
                    Dormitory Authority of the State of New York
                         (State University):
      5,380,000          7.000%, 5/15/18 (Pre-refunded to 5/15/00)                       5/00 at 102            Aaa      6,049,918
      9,825,000          6.125%, 5/15/20                                                 5/00 at 100            Aaa      9,979,940
      5,000,000     Dormitory Authority of the State of New York (New
                         York University), 6.000%, 7/01/15                               7/01 at 102            Aaa      5,020,950
      2,540,000     Dormitory Authority of the State of New York (Fordham
                         University), 7.200%, 7/01/15 (Pre-refunded to 7/01/00)          7/00 at 102            Aaa      2,884,424
      2,750,000     Dormitory Authority of the State of New York (Leake
                         and Watts Services, Inc.), 6.000%, 7/01/23                      7/04 at 102            Aaa      2,756,160
                    Metropolitan Transportation Authority, Commuter
                         Facilities:
      2,570,000          7.500%, 7/01/17 (Pre-refunded to 7/01/98)                       7/98 at 102            Aaa      2,839,079
      4,290,000          7.500%, 7/01/17                                                 7/98 at 102            Aaa      4,719,043
      7,500,000          6.250%, 7/01/17                                                 7/02 at 102            Aaa      7,671,450
                    Nassau County General Obligation:
      1,075,000          6.800%, 7/01/11 (Pre-refunded to 7/01/01)                       7/01 at 102            Aaa      1,217,448
      1,065,000          6.800%, 7/01/12 (Pre-refunded to 7/01/01)                       7/01 at 102            Aaa      1,206,123
      1,055,000          6.800%, 7/01/13 (Pre-refunded to 7/01/01)                       7/01 at 102            Aaa      1,194,798
      1,045,000          6.800%, 7/01/14 (Pre-refunded to 7/01/01)                       7/01 at 102            Aaa      1,183,473
      1,030,000          6.800%, 7/01/15 (Pre-refunded to 7/01/01)                       7/01 at 102            Aaa      1,166,485
                    New York City General Obligation:
      1,950,000          7.000%, 6/01/04 (Pre-refunded to 6/01/01)                   6/01 at 101 1/2            Aaa      2,217,365
      1,550,000          7.000%, 6/01/04                                                No Opt. Call            Aaa      1,730,281
      4,935,000          7.500%, 8/01/07 (Pre-refunded to 2/01/98)                   2/98 at 101 1/2            Aaa      5,369,033
        950,000          7.250%, 8/15/14                                             8/99 at 101 1/2            Aaa      1,052,496
      2,000,000          7.250%, 8/15/17                                             8/99 at 101 1/2            Aaa      2,205,684
      3,030,000          7.250%, 3/15/18                                             3/00 at 101 1/2            Aaa      3,381,026
      2,250,000          7.250%, 3/15/19                                             3/00 at 101 1/2            Aaa      2,473,403
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
   $ 10,255,000     New York City Educational Construction Fund,
                         7.125%, 4/01/13 (Pre-refunded to 10/01/99)                 10/99 at 101 1/2            Aaa   $ 11,456,373
      1,250,000     New York City Health and Hospitals Corporation,
                         Health System, 5.750%, 2/15/22                                  2/03 at 102            Aaa      1,211,975
      7,790,000     New York City Housing Development Corporation
                         (Royal Charter Properties-East), 7.375%, 4/01/17            4/98 at 101 1/2            Aaa      8,164,232
     10,000,000     New York City Housing Development Corporation,
                         Multi-Unit Mortgage (FHA-Insured), 7.350%, 6/01/19              6/01 at 102            AAA     10,698,000
                    New York City Municipal Water Finance Authority,
                         Water and Sewer System:
      2,000,000          7.375%, 6/15/09 (Pre-refunded to 6/15/99)                   6/99 at 101 1/2            Aaa      2,237,240
      5,965,000          7.250%, 6/15/15 (Pre-refunded to 6/15/00)                   6/00 at 101 1/2            Aaa      6,756,257
      2,000,000          7.625%, 6/15/17 (Pre-refunded to 6/15/98)                   6/98 at 101 1/2            Aaa      2,204,200
      1,200,000          7.500%, 6/15/19 (Pre-refunded to 6/15/00)                   6/00 at 101 1/2            Aaa      1,371,828
     11,000,000     New York City Transit Authority, Transit Facilities
                         (Livingston Plaza Project), 7.500%, 1/01/20
                         (Pre-refunded to 1/01/00)                                       1/00 at 102            Aaa     12,496,550
      9,000,000     Port Authority of New York and New Jersey, Alternative
                         Minimum Tax, 6.750%, 4/15/26                                    4/01 at 101            Aaa      9,522,540
                    Suffolk County Water Authority, Water System:
      3,080,000          7.100%, 6/01/10 (Pre-refunded to 6/01/99)                       6/99 at 102            Aaa      3,426,962
      9,635,000          7.000%, 6/01/16 (Pre-refunded to 6/01/00)                       6/00 at 102            Aaa     10,843,325
                    Triborough Bridge and Tunnel Authority, General
                         Purpose:
      4,000,000          7.500%, 1/01/15 (Pre-refunded to 1/01/98)                       1/98 at 102            Aaa      4,360,040
      6,580,000          7.375%, 1/01/16 (Pre-refunded to 1/01/00)                   1/00 at 101 1/2            Aaa      7,416,251
      2,500,000          7.000%, 1/01/20 (Pre-refunded to 1/01/01)                       1/01 at 102            Aaa      2,832,724
      3,000,000          7.000%, 1/01/21 (Pre-refunded to 1/01/01)                   1/01 at 101 1/2            Aaa      3,387,390
                    Triborough Bridge and Tunnel Authority, Mortgage
                         Recording Tax:
      6,000,000          8.000%, 1/01/18 (Pre-refunded to 1/01/98)                   1/98 at 101 1/2            Aaa      6,576,660
      4,510,000          7.125%, 1/01/19 (Pre-refunded to 1/01/00)                       1/00 at 101            Aaa      5,021,117
                    Triborough Bridge and Tunnel Authority, Special
                         Obligation:
        750,000          6.250%, 1/01/12                                             1/02 at 101 1/2            Aaa        779,782
      5,000,000          6.875%, 1/01/15                                                 1/01 at 102            Aaa      5,439,750
                    Puerto Rico Ports Authority, Alternative Minimum Tax:
      5,250,000          7.000%, 7/01/14                                                 7/01 at 102            Aaa      5,813,167
     11,500,000          6.000%, 7/01/21                                                 7/01 at 100            Aaa     11,498,620
   $353,800,000     Total Investments - (cost $348,815,691) - 97.2%                                                    384,997,240
   ============
                    TEMPORARY INVESTMENTS IN SHORT-TERM
                    MUNICIPAL SECURITIES - 0.4%
   $    900,000     New York City General Obligation, Variable Rate
                         Demand Bonds, 4.800%, 8/01/22t                                                      VMIG-1        900,000
        500,000     Port Authority of New York and New Jersey, Variable
                         Rate Demand Bonds, 4.250%, 6/01/20t                                                 VMIG-1        500,000
   $  1,400,000     Total Temporary Investments - 0.4%                                                                   1,400,000
   ============
                    Other Assets Less Liabilities - 2.4%                                                                 9,614,510
                    Net Assets - 100%                                                                                 $396,011,750
                                                                                                                      ============

                                                                                      NUMBER                 MARKET         MARKET
                                 STANDARD & POOR'S                       MOODY'S   OF ISSUES                  VALUE        PERCENT
SUMMARY OF                                     AAA                           Aaa          71           $340,613,405            88%
RATINGS**                             AA+, AA, AA-             Aa1, Aa, Aa2, Aa3           7             38,499,894            10
PORTFOLIO OF                                 A, A-                     A, A2, A3           1              4,099,742             1
INVESTMENTS                        BBB+, BBB, BBB-         Baa1, Baa, Baa2, Baa3           1              1,784,199             1
(EXCLUDING
TEMPORARY
INVESTMENTS):
TOTAL                                                                                     80           $384,997,240           100%

All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities to ensure the timely payment of principal and interest.
* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.
t The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security.
The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
NUVEEN NEW YORK SELECT QUALITY MUNICIPAL FUND, INC. (NVN)
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT          DESCRIPTION                                                     PROVISIONS*      RATINGS**          VALUE
                    New York State Energy Research and Development
                         Authority, Electric Facilities (Consolidated Edison
                         Company), Alternative Minimum Tax:
   $  5,440,000          7.125%, 3/15/22                                                 3/97 at 102            Aa3   $  5,690,186
     14,000,000          7.500%, 1/01/26                                                 1/00 at 101            Aa3     15,153,320
      2,500,000          6.750%, 1/15/27                                                 1/01 at 101            Aaa      2,599,650
      3,500,000          6.375%, 12/01/27                                               12/01 at 101            Aaa      3,567,585
     11,000,000     New York State Energy Research and Development
                         Authority, Gas Facilities (Brooklyn Union Gas
                         Company), Alternative Minimum Tax,
                         6.750%, 2/01/24                                                 5/02 at 102            Aaa     11,611,600
      3,000,000     New York State Energy Research and Development
                         Authority, Pollution Control (Niagara Mohawk Power
                         Corporation), 6.625%, 10/01/13                                 10/01 at 102            Aaa      3,196,200
      5,000,000     New York State Environmental Facilities Corporation,
                         Water Pollution Control, 7.100%, 9/15/11                        9/00 at 102            Aaa      5,492,700
      1,300,000     New York State Environmental Facilities Corporation,
                         Water Facilities (The New Rochelle Water Company
                         Project), Alternative Minimum Tax, 6.400%, 12/01/24             6/02 at 102            Aaa      1,336,387
                    New York State General Obligation:
      4,055,000          6.750%, 8/01/08                                                 8/01 at 102            Aaa      4,399,918
      4,055,000          6.750%, 8/01/10                                                 8/01 at 102            Aaa      4,366,019
     12,000,000     New York State Medical Care Facilities, Finance Agency
                         (Bronx Lebanon), 7.100%, 2/15/27                                2/97 at 102            Aaa     12,625,560
                    New York State Medical Care Facilities Finance Agency
                         (St. Luke's-Roosevelt Hospital Center):
      5,500,000          7.375%, 2/15/19                                                 2/00 at 102            Aaa      6,066,335
      8,945,000          7.450%, 2/15/29 (Pre-refunded to 2/15/00)                       2/00 at 102            Aaa     10,171,628
     10,755,000     New York State Medical Care Facilities Finance Agency,
                         Mortgage Project (North Shore University Hospital),
                         7.200%, 11/01/20                                               11/00 at 102            Aaa     12,029,898
                    New York State Medical Care Facilities Finance Agency,
                         Mental Health Services, Facilities Improvement:
      5,775,000          6.250%, 8/15/18                                                 2/02 at 102            Aaa      5,898,932
      3,590,000          7.375%, 8/15/19 (Pre-refunded to 8/15/99)                       8/99 at 102            Aaa      4,046,540
      6,265,000          7.375%, 8/15/19                                                 8/99 at 102            Aaa      6,985,350
      4,000,000          5.500%, 8/15/21                                                 2/02 at 100            Aaa      3,723,680
      2,250,000          6.000%, 2/15/25                                                 2/05 at 102            Aaa      2,240,505
      5,000,000     New York State Medical Care Facilities Finance Agency,
                         FHA-Insured (New York Hospital), 6.800%, 8/15/24                2/05 at 102            Aaa      5,394,500
                    New York State Mortgage Agency, Homeowner
                         Mortgage, Alternative Minimum Tax:
      9,820,000          7.375%, 10/01/11                                               10/01 at 102             Aa     10,506,909
      2,070,000          7.375%, 10/01/11                                               10/01 at 102            Aaa      2,247,316
                    New York State Mortgage Agency:
      2,345,000          6.875%, 4/01/17                                                10/96 at 102            Aaa      2,416,100
      1,500,000          6.450%, 10/01/17                                                9/04 at 102            Aaa      1,544,925
      5,000,000     New York State Urban Development Corporation,
                         6.750%, 1/01/26                                                 1/02 at 102            Aaa      5,334,500
      1,000,000     New York State Urban Development Corporation,
                         Correctional Facilities, 5.250%, 1/01/14                       No Opt. Call            Aaa        940,610
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT          DESCRIPTION                                                     PROVISIONS*      RATINGS**          VALUE
   $  1,200,000     Brookhaven General Obligation, 6.400%, 10/01/11                     10/02 at 102            Aaa   $  1,281,156
      2,500,000     Buffalo and Fort Erie Public Bridge Authority,
                         5.750%, 1/01/25                                                 1/05 at 101            Aaa      2,464,900
                    Buffalo General Obligation:
        530,000          6.250%, 2/01/11                                                 2/01 at 101            Aaa        548,115
        760,000          6.250%, 2/01/13                                                 2/01 at 101            Aaa        782,443
        760,000          6.250%, 2/01/15                                                 2/01 at 101            Aaa        776,826
                    Dormitory Authority of the State of New York
                         (City University):
     12,000,000          7.000%, 7/01/14                                                 7/00 at 102            Aaa     13,134,240
      3,000,000          8.125%, 7/01/17 (Pre-refunded to 7/01/97)                       7/97 at 102            Aaa      3,263,460
                    Dormitory Authority of the State of New York,
                         FHA-Insured (St. Vincent's Hospital and Medical Center):
      5,000,000          7.375%, 8/01/11                                                 8/01 at 102            AAA      5,626,000
      4,150,000          7.400%, 8/01/30                                                 8/01 at 102            AAA      4,672,485
                    Dormitory Authority of the State of New York,
                         Educational Facilities (State University):
      5,000,000          7.250%, 5/15/15 (Pre-refunded to 5/15/00)                       5/00 at 102            Aaa      5,674,450
      1,000,000          7.000%, 5/15/18 (Pre-refunded to 5/15/00)                       5/00 at 102            Aaa      1,124,520
      5,000,000          6.750%, 5/15/21 (Pre-refunded to 5/15/02)                       5/02 at 102            Aaa      5,700,250
     10,930,000     Dormitory Authority of the State of New York (Ithaca
                         College), 6.250%, 7/01/21                                       7/01 at 102            Aaa     11,181,062
     10,000,000     Dormitory Authority of the State of New York (New
                         York University), 6.000%, 7/01/15                               7/01 at 102            Aaa     10,041,900
      3,920,000     Dormitory Authority of the State of New York
                         (Rensselaer Polytecnic Institute), 6.500%, 7/01/06              7/01 at 102            Aaa      4,269,546
      6,000,000     Dormitory Authority of the State of New York (St. John's
                         University), 6.875%, 7/01/11                                    7/01 at 102            Aaa      6,573,600
     12,875,000     Dormitory Authority of the State of New York (Mount
                         Sinai School of Medicine), 6.750%, 7/01/15                      7/01 at 102            Aaa     13,899,850
                    Dormitory Authority of the State of New York, Judicial
                         Facilities (Suffolk County):
      5,000,000          9.500%, 4/15/14                                            10/95 at 116 1/2           Baa1      5,851,800
     13,275,000          7.000%, 4/15/16                                                 4/01 at 102            Aaa     14,551,790
                    Dormitory Authority of the State of New York (Fordham
                         University):
     10,380,000          7.200%, 7/01/15 (Pre-refunded to 7/01/00)                       7/00 at 102            Aaa     11,787,528
      1,870,000          7.200%, 7/01/15                                                 7/00 at 102            Aaa      2,096,102
      6,500,000     Dormitory Authority of the State of New York (Leake
                         and Watts Services, Inc.), 6.000%, 7/01/23                      7/04 at 102            Aaa      6,514,560
                    Metropolitan Transportation Authority, Commuter
                         Facilities Revenue:
     10,000,000          7.500%, 7/01/17 (Pre-refunded to 7/01/98)                       7/98 at 102            Aaa     11,047,000
      5,000,000          6.250%, 7/01/17                                                 7/02 at 102            Aaa      5,114,300
      5,000,000     Metropolitan Transportation Authority, Transit Facilities
                         Revenue, 6.250%, 7/01/11                                    7/02 at 101 1/2            Aaa      5,169,550
      7,900,000     Monroe County Airport Authority, Greater Rochester
                         International Airport, Alternative Minimum Tax,
                         7.250%, 1/01/19                                                 1/00 at 102            Aaa      8,781,482
      5,000,000     Nassau County Industrial Development Agency, Civic
                         Facilities (Hofstra University Project), 6.750%, 8/01/11        8/01 at 102            Aaa      5,413,500
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT          DESCRIPTION                                                     PROVISIONS*      RATINGS**          VALUE
                    New York City General Obligation:
   $  4,130,000          6.250%, 8/01/10 (Pre-refunded to 8/01/02)                   8/02 at 101 1/2            Aaa   $  4,589,050
        870,000          6.250%, 8/01/10                                             8/02 at 101 1/2            Aaa        909,533
      4,765,000          6.625%, 8/01/14 (Pre-refunded to 8/01/02)                   8/02 at 101 1/2            Aaa      5,395,695
        235,000          6.625%, 8/01/14                                             8/02 at 101 1/2            Aaa        248,585
      1,500,000          7.250%, 3/15/18                                                No Opt. Call            Aaa      1,673,775
      3,100,000          7.250%, 3/15/19                                             3/00 at 101 1/2            Aaa      3,407,799
      3,000,000          7.000%, 10/01/19                                               10/99 at 100            Aaa      3,222,090
                    New York City Educational Construction Fund:
      1,700,000          7.000%, 10/01/06 (Pre-refunded to 10/01/99)                10/99 at 101 1/2            Aaa      1,891,403
     12,500,000          7.125%, 4/01/13 (Pre-refunded to 10/01/99)                 10/99 at 101 1/2            Aaa     13,964,375
      2,500,000     New York City Health and Hospitals Corporation,
                         Health System, 5.625%, 2/15/13                                  2/03 at 102            Aaa      2,425,700
      4,000,000     New York City Housing Development Corporation,
                         Multi-Unit Mortgage (FHA-Insured), 7.350%, 6/01/19              6/01 at 102            AAA      4,279,200
     15,000,000     New York City Housing Development Corporation,
                         Pass-Through Certificates, Multi-Family Housing
                         (FHA-Insured), 6.500%, 2/20/19                                  7/97 at 105            Aaa     17,791,200
                    New York City Municipal Water Finance Authority,
                         Water and Sewer System:
      3,640,000          6.750%, 6/15/14 (Pre-refunded to 6/15/99)                   6/99 at 101 1/2            Aaa      3,995,774
      1,710,000          6.750%, 6/15/14                                             6/99 at 101 1/2            Aaa      1,837,412
      5,000,000          7.000%, 6/15/16 (Pre-refunded to 6/15/01)                   6/01 at 101 1/2            Aaa      5,689,200
      3,500,000          7.000%, 6/15/18 (Pre-refunded to 6/15/97)                   6/97 at 101 1/2            Aaa      3,720,745
      3,200,000          7.500%, 6/15/19 (Pre-refunded to 6/15/00)                   6/00 at 101 1/2            Aaa      3,646,464
      3,455,000          7.000%, 6/15/19 (Pre-refunded to 6/15/98)                   6/98 at 101 1/2            Aaa      3,762,119
      2,780,000     New York City Transit Authority, Transit Facilities
                         (Livingston Plaza Project), 7.500%, 1/01/20
                         (Pre-refunded to 1/01/00)                                       1/00 at 102            Aaa      3,158,219
      5,000,000     New York City Trust for Cultural Resources (American
                         Museum of Natural History), 6.900%, 4/01/21
                         (Pre-refunded to 4/01/01)                                       4/01 at 102            Aaa      5,665,550
      5,000,000     New York City Trust for Cultural Resources (The
                         Museum of Modern Art), 6.625%, 1/01/19                          1/02 at 102            Aaa      5,362,250
     10,000,000     Port Authority of New York and New Jersey, Alternative
                         Minimum Tax, 6.500%, 11/01/26                                  11/01 at 101            AA-     10,296,600
                    Rensselaer County General Obligation:
        960,000          6.700%, 2/15/16                                                No Opt. Call            Aaa      1,079,741
        960,000          6.700%, 2/15/17                                                No Opt. Call            Aaa      1,081,526
        960,000          6.700%, 2/15/18                                                No Opt. Call            Aaa      1,083,082
        960,000          6.700%, 2/15/19                                                No Opt. Call            Aaa      1,084,416
        960,000          6.700%, 2/15/20                                                No Opt. Call            Aaa      1,085,539
        747,000          6.700%, 2/15/21                                                No Opt. Call            Aaa        846,508
                    Suffolk County General Obligation:
      1,055,000          6.500%, 10/01/11                                               10/01 at 102            Aaa      1,110,715
      1,010,000          6.500%, 10/01/12                                               10/01 at 102            Aaa      1,063,338
        990,000          6.500%, 10/01/13                                               10/01 at 102            Aaa      1,042,282
      1,005,000          6.500%, 10/01/14                                               10/01 at 102            Aaa      1,058,074
      1,015,000          6.500%, 10/01/15                                               10/01 at 102            Aaa      1,068,602
        525,000          6.500%, 10/01/16                                               10/01 at 102            Aaa        552,726
        525,000          6.500%, 10/01/17                                               10/01 at 102            Aaa        552,725
        245,000          6.500%, 10/01/18                                               10/01 at 102            Aaa        257,135
        525,000          6.500%, 10/01/19                                               10/01 at 102            Aaa        551,003
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT          DESCRIPTION                                                     PROVISIONS*      RATINGS**          VALUE
                    Triborough Bridge and Tunnel Authority, General
                         Purpose:
   $  2,500,000          6.500%, 1/01/15 (Pre-refunded to 1/01/99)                   1/99 at 101 1/2            Aaa   $  2,701,825
     17,945,000          7.000%, 1/01/20 (Pre-refunded to 1/01/01)                       1/01 at 102            Aaa     20,333,300
                    Triborough Bridge and Tunnel Authority Special
                         Obligation:
     14,000,000          7.100%, 1/01/10                                                 1/01 at 102            Aaa     15,703,800
      3,500,000          6.875%, 1/01/15                                                 1/01 at 102            Aaa      3,807,825
     12,000,000          6.625%, 1/01/17                                                 1/01 at 102            Aaa     12,827,759
   $453,187,000     Total Investments - (cost $450,151,932) - 97.5%                                                    492,753,927
   ============
                    TEMPORARY INVESTMENTS IN SHORT-TERM
                    MUNICIPAL SECURITIES - 0.1%
   $    300,000     New York City General Obligation, Variable Rate
   ============
                         Demand Bonds, 4.800%, 8/01/23t                                                      VMIG-1        300,000
                    Other Assets Less Liabilities - 2.4%                                                                12,286,203
                    Net Assets - 100%                                                                                 $505,340,130
                                                                                                                      ============
                                                                                      NUMBER                 MARKET         MARKET
                                 STANDARD & POOR'S                       MOODY'S   OF ISSUES                  VALUE        PERCENT
  SUMMARY OF                                   AAA                           Aaa          90           $445,255,112            90%
  RATINGS**                           AA+, AA, AA-             Aa1, Aa, Aa2, Aa3           4             41,647,015             9
  PORTFOLIO OF                     BBB+, BBB, BBB-         Baa1, Baa, Baa2, Baa3           1              5,851,800             1
  INVESTMENTS
  (EXCLUDING
  TEMPORARY
  INVESTMENTS):
  TOTAL                                                                                   95           $492,753,927           100%

All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities to ensure the timely payment of principal and interest.
* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.
t The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security.
The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
NUVEEN NEW YORK QUALITY INCOME MUNICIPAL FUND, INC. (NUN)
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT          DESCRIPTION                                                     PROVISIONS*      RATINGS**          VALUE
                    New York State Energy Research and Development
                         Authority, Electric Facilities (Consolidated Edison
                         Company), Alternative Minimum Tax:
   $ 10,000,000          7.250%, 11/01/24                                               11/98 at 101            Aa2   $ 10,680,400
      5,000,000          7.250%, 11/01/24                                               11/98 at 101            Aaa      5,467,450
      9,000,000          6.375%, 12/01/27                                               12/01 at 101            Aaa      9,173,790
     12,675,000     New York State Energy Research and Development
                         Authority, Gas Facilities (Brooklyn Union Gas
                         Company), 7.125%, 12/01/20                                     12/96 at 102            Aaa     13,329,157
                    New York State Energy Research and Development
                         Authority, Gas Facilities (Brooklyn Union Gas
                         Company), Alternative Minimum Tax:
      6,000,000          6.750%, 2/01/24                                                 5/02 at 102            Aaa      6,333,180
      2,500,000          5.600%, 6/01/25                                                 7/03 at 102            Aaa      2,368,550
      5,000,000     New York State Energy Research and Development
                         Authority, Pollution Control (Niagara Mohawk
                         Power Corporation), 6.625%, 10/01/13                           10/01 at 102            Aaa      5,327,000
     12,000,000     New York State Energy Research and Development
                         Authority, Pollution Control (Rochester Gas and
                         Electric Corporation), Alternative Minimum Tax,
                         6.500%, 5/15/32                                                 5/02 at 102            Aaa     12,390,240
      2,500,000     New York State Energy Research and Development
                         Authority, Solid Waste Disposal (New York State
                         Electric and Gas Corporation), Alternative Minimum
                         Tax, 5.700%, 12/01/28                                          12/03 at 102            Aaa      2,378,575
      1,500,000     New York State Housing Finance Agency, Multi-Family
                         Housing, 6.250%, 8/15/14                                        8/04 at 102            Aaa      1,524,720
      1,845,000     New York State Medical Care Facilities Finance Agency
                         (Bronx Lebanon), 7.100%, 2/15/27                                2/97 at 102            Aaa      1,941,180
      4,200,000     New York State Medical Care Facilities Finance Agency
                         (St. Luke's-Roosevelt Hospital Center), 7.450%, 2/15/29
                         (Pre-refunded to 2/15/00)                                       2/00 at 102            Aaa      4,775,946
      3,340,000     New York State Medical Care Facilities Finance Agency,
                         Hospital and Nursing Home, FHA-Insured (Montefiore
                         Medical Center), 7.250%, 2/15/09                                2/99 at 102            Aaa      3,719,992
      5,000,000     New York State Medical Care Facilities Finance Agency
                         (Sisters of Charity of Buffalo), 6.625%, 11/01/18              11/01 at 102            Aaa      5,299,350
                    New York State Medical Care Facilities Finance Agency,
                         Mental Health Services, Facilities Improvement:
      7,500,000          6.375%, 8/15/10                                                 2/02 at 102            Aaa      7,919,775
     15,675,000          6.375%, 8/15/17                                                12/02 at 102            Aaa     16,170,644
      1,500,000     New York State Medical Care Facilities Financing Agency,
                         Hospital and Nursing Home, FHA-Insured Mortgage,
                         6.700%, 8/15/23                                                 8/02 at 102             AA      1,570,260
      1,000,000     New York State Medical Care Facilities Finance Agency
                         (St. Mary's Hospital-Rochester Project),
                         6.200%, 11/01/14                                               11/03 at 102            Aaa      1,020,210
      2,000,000     New York State Medical Care Facilities, 6.375%, 11/15/19            11/05 at 102            Aaa      2,062,040
        985,000     New York State Mortgage Agency, Homeowner Mortgage,
                         Alternative Minimum Tax, 7.250%, 10/01/07                      10/01 at 102            Aaa      1,070,528
                    New York State Mortgage Agency:
      1,300,000          8.000%, 10/01/17                                                7/98 at 102             Aa      1,384,305
      2,000,000          5.400%, 10/01/17                                                3/04 at 102            Aaa      1,882,320
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT          DESCRIPTION                                                     PROVISIONS*      RATINGS**          VALUE
   $ 20,000,000     New York State Thruway Authority, 5.750%, 1/01/19                    1/02 at 102            Aaa   $ 19,522,000
                    New York State Urban Development Corporation:
      5,515,000          6.700%, 1/01/12                                                 1/02 at 102            Aaa      5,908,881
     17,995,000          6.750%, 1/01/26                                                 1/02 at 102            Aaa     19,198,866
                    New York State Urban Development Corporation,
                         Correctional Facilities:
      3,710,000          7.500%, 1/01/12 (Pre-refunded to 1/01/98)                       1/98 at 102            Aaa      4,043,937
      1,000,000          7.250%, 1/01/14 (Pre-refunded to 1/01/00)                       1/00 at 102            Aaa      1,126,450
      2,000,000          5.250%, 1/01/14                                                No Opt. Call            Aaa      1,881,220
      8,900,000          6.500%, 1/01/19                                             1/99 at 101 1/2            Aaa      9,450,643
      3,100,000          7.500%, 1/01/20 (Pre-refunded to 1/01/00)                       1/00 at 102            Aaa      3,521,755
      3,000,000     New York State Urban Development Corporation, Youth
                         Facilities, 5.700%, 4/01/14                                     4/04 at 102            Aaa      2,946,180
                    New York State Power Authority:
      4,825,000          6.500%, 1/01/19                                                 1/02 at 102            Aaa      5,098,578
      5,000,000          6.000%, 1/01/20                                                 1/01 at 100            Aaa      5,006,100
      2,000,000     Buffalo and Fort Erie Public Bridge Authority,
                         5.750%, 1/01/25                                                 1/05 at 101            Aaa      1,971,920
      1,980,000     Clifton Park Water Authority, Water System,
                         6.375%, 10/01/26 (Pre-refunded to 10/01/02)                    10/02 at 102            Aaa      2,226,114
      7,250,000     Dormitory Authority of the State of New York (The
                         New York Public Library), 5.875%, 7/01/22                       7/02 at 102            Aaa      7,148,210
      3,520,000     Dormitory Authority of the State of New York, Judicial
                         Facilities Lease, 7.375%, 7/01/16                              No Opt. Call            Aaa      4,131,565
      8,250,000     Dormitory Authority of the State of New York
                         (Foundling Charitable Corporation), 6.500%, 7/01/12             7/97 at 102            Aaa      8,625,870
      7,000,000     Dormitory Authority of the State of New York (Cornell
                         University), 6.875%, 7/01/14                                    7/96 at 102            Aaa      7,313,180
      3,100,000     Dormitory Authority of the State of New York (Special
                         Act School Districts), 6.000%, 7/01/15                          1/00 at 100            Aaa      3,107,254
                    Dormitory Authority of the State of New York (City
                         University System):
      5,455,000          7.000%, 7/01/14                                                 7/00 at 102            Aaa      5,970,607
      1,000,000          5.750%, 7/01/18                                                No Opt. Call            Aaa        991,120
      6,450,000          7.500%, 7/01/20 (Pre-refunded to 7/01/00)                       7/00 at 102            Aaa      7,406,793
      5,000,000          6.300%, 7/01/24                                                 7/04 at 102            Aaa      5,165,050
      1,000,000     Dormitory Authority of the State of New York (Mount
                         Sinai School of Medicine), 6.750%, 7/01/15                      7/01 at 102            Aaa      1,079,600
                    Dormitory Authority of the State of New York
                         (Hamilton College):
      2,000,000          6.500%, 7/01/11                                                 7/01 at 102            Aaa      2,102,780
      7,750,000          6.500%, 7/01/21                                                 7/01 at 102            Aaa      8,138,353
      7,515,000     Dormitory Authority of the State of New York (Marist
                         College), 6.000%, 7/01/22                                       7/02 at 102            Aaa      7,544,609
                    Dormitory Authority of the State of New York,
                          Educational Facilities (State University):
      1,000,000          5.250%, 5/15/08                                                 5/04 at 102            Aaa        988,120
      1,000,000          7.000%, 5/15/16                                                 5/00 at 102            Aaa      1,109,830
      1,000,000          7.125%, 5/15/17                                                 5/99 at 102            Aaa      1,112,450
     10,000,000          7.000%, 5/15/18 (Pre-refunded to 5/15/00)                       5/00 at 102            Aaa     11,245,200
      3,000,000          6.750%, 5/15/21 (Pre-refunded to 5/15/02)                       5/02 at 102            Aaa      3,420,150
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT          DESCRIPTION                                                     PROVISIONS*      RATINGS**          VALUE
   $  5,625,000     Dormitory Authority of the State of New York (Leake
                         and Watts Services, Inc.), 6.000%, 7/01/23                      7/04 at 102            Aaa   $  5,637,600
      1,240,000     Dormitory Authority of the State of New York (Sarah
                         Lawrence College), 6.000%, 7/01/24                              7/05 at 102            Aaa      1,242,964
                    Erie County General Obligation:
      2,120,000          7.650%, 1/15/97                                                No Opt. Call            Aaa      2,214,276
      1,000,000          5.625%, 6/15/20                                             6/05 at 101 1/2            Aaa        975,790
      1,650,000     Islip Resource Recovery Agency, Resource Recovery
                         System, Alternative Minimum Tax, 7.250%, 7/01/11               No Opt. Call            Aaa      1,913,390
                    Metropolitan Transportation Authority, Service Contract
                         (Transit Facilities):
     15,000,000          6.500%, 7/01/16                                                 7/01 at 102            Aaa     15,809,250
     24,155,000          6.500%, 7/01/18                                                 7/02 at 102            Aaa     25,555,024
      3,500,000     Monroe County Airport Authority, Greater Rochester
                         International Airport, Alternative Minimum Tax,
                         7.250%, 1/01/19                                                 1/00 at 102            Aaa      3,890,530
      3,435,000     Monroe County Industrial Development Agency
                         (Wilmur Associates - University of Rochester),
                         7.250%, 12/01/16                                               12/99 at 103            Aaa      3,835,384
      1,000,000     Montgomery, Otsego, Schoharie Solid Waste
                         Management Authority, Solid Waste System,
                         5.250%, 1/01/14                                                 1/01 at 102            Aaa        944,920
                    Nassau County General Obligation:
      1,410,000          6.100%, 11/15/07                                               11/01 at 103            Aaa      1,505,866
      1,260,000          6.375%, 11/15/09 (Pre-refunded to 11/15/01)                    11/01 at 103            Aaa      1,416,895
      1,495,000          6.100%, 11/15/09                                               11/01 at 103            Aaa      1,569,167
      1,285,000          6.375%, 11/15/10 (Pre-refunded to 11/15/01)                    11/01 at 103            Aaa      1,445,008
      1,000,000          6.100%, 11/15/10                                               11/01 at 103            Aaa      1,045,340
                    New York City General Obligation:
      2,500,000          7.100%, 2/01/10                                             2/02 at 101 1/2            Aaa      2,807,950
     19,800,000          6.625%, 8/01/15 (Pre-refunded to 8/01/02)                   8/02 at 101 1/2            Aaa     22,420,728
        200,000          6.625%, 8/01/15                                             8/02 at 101 1/2            Aaa        212,028
     12,475,000     New York City Housing Development Corporation,
                         Pass-Through Certificates, Multi-Family Housing,
                         FHA-Insured, 6.500%, 2/20/19                                    7/97 at 105            Aaa     14,796,348
                    New York City Municipal Water Financing Authority:
      9,500,000          6.750%, 6/15/16                                                 6/01 at 101            Aaa     10,204,630
      9,770,000          6.250%, 6/15/21                                                 6/01 at 100            Aaa      9,923,194
                    New York City Municipal Water Finance Authority,
                         Water and Sewer System:
      3,460,000          6.750%, 6/15/14 (Pre-refunded to 6/15/99)                   6/99 at 101 1/2            Aaa      3,798,180
      1,630,000          6.750%, 6/15/14                                             6/99 at 101 1/2            Aaa      1,751,451
      2,810,000          6.500%, 6/15/21 (Pre-refunded to 6/15/97)                   6/97 at 101 1/2            Aaa      2,965,674
     19,490,000          6.500%, 6/15/21                                             6/97 at 101 1/2            Aaa     19,940,024
      4,700,000     Niagara Falls Bridge Commission, Toll Bridge System,
                         6.125%, 10/01/19 (Pre-refunded to 10/01/02)                    10/02 at 102            Aaa      5,214,368
      1,000,000     Niagara Frontier Transportation Authority (Greater
                         Buffalo International Airport), Alternative Minimum
                         Tax, 6.250%, 4/01/24                                            4/04 at 102            Aaa      1,020,050
     10,000,000     Port Authority of New York and  New Jersey,
                         6.500%, 1/15/26                                                 1/01 at 101            Aaa     10,502,050
     10,000,000     Port Authority of New York and New Jersey, Alternative
                         Minimum Tax, 6.500%, 11/01/26                                  11/01 at 101            Aaa     10,362,300
        500,000     Suffolk County Industrial Development Agency,
                         Southwest Sewer System, 4.750%, 2/01/09                         2/04 at 101            Aaa        456,005
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT          DESCRIPTION                                                     PROVISIONS*      RATINGS**          VALUE
                    Triborough Bridge and Tunnel Authority, General
                         Purpose:
   $  2,500,000          6.500%, 1/01/15 (Pre-refunded to 1/01/99)                   1/99 at 101 1/2            Aaa   $  2,701,825
      7,000,000          6.500%, 1/01/19                                             1/02 at 101 1/2            Aaa      7,331,030
      3,000,000          7.000%, 1/01/20 (Pre-refunded to 1/01/01)                       1/01 at 102            Aaa      3,399,270
      2,500,000          7.000%, 1/01/21 (Pre-refunded to 1/01/01)                   1/01 at 101 1/2            Aaa      2,822,825
      5,800,000          6.750%, 1/01/22 (Pre-refunded to 1/01/02)                   1/02 at 101 1/2            Aaa      6,556,377
     24,000,000     Triborough Bridge and Tunnel Authority, Special
                         Obligation, 6.875%, 1/01/15                                     1/01 at 102            Aaa     26,110,800
                    Yonkers General Obligation:
      1,915,000          6.500%, 2/15/07                                                 2/02 at 102            Aaa      2,070,487
        400,000          6.500%, 2/15/12                                                 2/02 at 102            Aaa        426,531
   $492,960,000     Total Investments - (cost $491,217,503) - 99.1%                                                    523,088,526
   ============
                    TEMPORARY INVESTMENTS IN SHORT-TERM
                    MUNICIPAL SECURITIES - 0.1%
   $    400,000     New York City General Obligation, Variable Rate
   ============
                         Demand Bonds, 4.800%, 8/01/23t                                                      VMIG-1        400,000
                    Other Assets Less Liabilities - 0.8%                                                                 4,538,765
                    Net Assets - 100%                                                                                 $528,027,291
                                                                                                                      ============
                                                                                      NUMBER                 MARKET         MARKET
                                 STANDARD & POOR'S                       MOODY'S   OF ISSUES                  VALUE        PERCENT
  SUMMARY OF                                   AAA                           Aaa          88           $509,453,561            97%
  RATINGS**                           AA+, AA, AA-             Aa1, Aa, Aa2, Aa3           3             13,634,965             3
  PORTFOLIO OF
  INVESTMENTS
  (EXCLUDING
  TEMPORARY
  INVESTMENTS):
  TOTAL                                                                                   91           $523,088,526           100%

All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities to ensure the timely payment of principal and interest.
* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.
t The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
NUVEEN INSURED NEW YORK PREMIUM INCOME MUNICIPAL FUND, INC. (NNF)
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT          DESCRIPTION                                                     PROVISIONS*      RATINGS**          VALUE
                    New York State Energy Research and Development
                         Authority, Gas Facilities (Brooklyn Union Gas
                         Company), Alternative Minimum Tax:
   $  2,500,000          6.750%, 2/01/24                                                 5/02 at 102            Aaa   $  2,638,825
      5,000,000          5.600%, 6/01/25                                                 7/03 at 102            Aaa      4,737,100
      6,100,000     New York State Energy Research and Development
                         Authority, Pollution Control (Rochester Gas and
                         Electric Corporation), Alternative Minimum Tax,
                         6.500%, 5/15/32                                                 5/02 at 102            Aaa      6,298,372
      2,500,000     New York State Energy Research and Development
                         Authority (New York State Electric and Gas),
                         6.150%, 7/01/26                                                 7/05 at 102            Aaa      2,524,700
      1,500,000     New York State Energy Research and Development
                         Authority, Solid Waste Disposal (New York State
                         Electric and Gas Corporation), Alternative Minimum
                         Tax, 5.700%, 12/01/28                                          12/03 at 102            Aaa      1,427,145
                    New York State Energy Research and Development
                         Authority, Electric Facilities (Consolidated Edison
                         Company of New York), Alternative Minimum Tax:
      2,500,000          6.375%, 12/01/27                                               12/01 at 101            Aaa      2,548,275
      3,000,000          6.000%, 3/15/28                                                 3/03 at 102            Aaa      2,932,830
      1,000,000     New York State Energy Research and Development
                         Authority, Electric Facilities (Consolidated Edison
                         Company), 5.250%, 8/15/20                                      10/03 at 102            Aaa        910,840
      2,000,000     New York State Housing Finance Agency, Service
                         Contract Obligation, 5.500%, 9/15/22                            9/03 at 102            Aaa      1,879,800
        100,000     New York State Medical Care Facilities Finance Agency
                         (St. Luke's-Roosevelt Hospital Center),
                         7.450%, 2/15/29 (Pre-refunded to 2/15/00)                       2/00 at 102            Aaa        113,713
                    New York State Medical Care Facilities Finance Agency,
                         Mental Health Services, Facilities Improvement:
      2,000,000          6.375%, 8/15/17                                                12/02 at 102            Aaa      2,063,240
      3,000,000          5.900%, 8/15/22                                                 8/02 at 102            Aaa      2,936,460
      1,000,000          5.800%, 8/15/22                                                 2/03 at 102            Aaa        975,990
      2,500,000     New York State Medical Care Facilities Finance Agency,
                         Hospital and Nursing Home, FHA-Insured (Mt. Sinai
                         Hospital), 6.375%, 8/15/29                                      8/02 at 102            AAA      2,546,350
      2,500,000     New York State Medical Care Facilities Finance Agency
                         (South Nassau Communities Hospital),
                         6.125%, 11/01/11                                               11/02 at 102            Aaa      2,560,150
      3,000,000     New York State Medical Care Facilities Finance Agency
                         (North Shore Hospital at Glen Cove), 5.125%, 11/01/12          11/03 at 102            Aaa      2,785,170
      3,250,000     New York State Medical Care Facilities Finance Agency
                         (St. Luke's-Roosevelt Hospital Center), FHA-Insured,
                         5.700%, 2/15/29                                                 8/03 at 102            Aaa      3,091,888
      4,395,000     New York State Medical Care Finance Agency,
                         6.200%, 8/15/15                                                 8/05 at 102             Aa      4,449,894
      7,800,000     New York State Medical Care Facilities Finance Agency
                         (New York Hospital), FHA-Insured, 6.800%, 8/15/24               2/05 at 102            Aaa      8,415,420
                    New York State Mortgage Agency, Homeowner Mortgage,
                         Alternative Minimum Tax:
      2,500,000          6.650%, 10/01/25                                                3/03 at 102             Aa      2,536,475
      1,200,000          5.850%, 10/01/25                                               10/03 at 102             Aa      1,121,496
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT          DESCRIPTION                                                     PROVISIONS*      RATINGS**          VALUE
                    New York State Thruway Authority:
   $  2,000,000          6.250%, 4/01/06                                                 4/05 at 102            Aaa   $  2,204,080
      2,000,000          6.000%, 1/01/25                                                 1/05 at 102            Aaa      2,003,020
      2,000,000     New York State Urban Development Corporation,
                         6.700%, 1/01/12                                                 1/02 at 102            Aaa      2,142,840
                    New York State Urban Development Corporation
                         Correctional Facilities:
      1,900,000          5.250%, 1/01/14                                                No Opt. Call            Aaa      1,787,159
      6,000,000          5.250%, 1/01/18                                                 1/03 at 102            Aaa      5,554,560
      3,600,000     Buffalo Municipal Water Finance Authority, Water
                         System, 5.750%, 7/01/19                                         7/03 at 102            Aaa      3,531,060
      2,000,000     Buffalo Sewer Authority, Sewer System, 5.000%, 7/01/12               7/03 at 100            Aaa      1,849,980
      2,500,000     Dormitory Authority of the State of New York (The New
                         York Public Library), 5.875%, 7/01/22                           7/02 at 102            Aaa      2,464,900
      1,250,000     Dormitory Authority of the State of New York (University
                         and College), 6.700%, 7/01/11                                   7/01 at 102            Aaa      1,362,663
      2,000,000     Dormitory Authority of the State of New York (New York
                         University), 6.000%, 7/01/15                                    7/01 at 102            Aaa      2,008,380
                    Dormitory Authority of the State of New York (Colgate
                         University):
        500,000          5.625%, 7/01/13                                                 7/03 at 102            Aaa        496,345
      1,000,000          6.500%, 7/01/21                                                 7/01 at 102            Aaa      1,057,170
      2,500,000     Dormitory Authority of the State of New York,
                         Educational Facilities (State University),
                         6.000%, 5/15/22                                                 5/03 at 102            Aaa      2,496,475
      4,000,000     Dormitory Authority of the State of New York
                         (Rensselaer Polytechnic Institute), 5.250%, 7/01/22             7/03 at 101            Aaa      3,697,360
                    Dormitory Authority of the State of New York (City
                         University):
      4,500,000          7.000%, 7/01/14                                                 7/00 at 102            Aaa      4,925,340
      2,000,000          5.750%, 7/01/18                                                No Opt. Call            Aaa      1,982,240
      6,855,000          6.750%, 7/01/24                                                 7/04 at 102            Aaa      7,438,498
      2,450,000     Dormitory Authority of the State of New York (Mount
                         Sinai School of Medicine), 5.000%, 7/01/21                      7/04 at 102            Aaa      2,174,400
      1,595,000     Huntington General Obligation, 5.500%, 4/01/13                       4/03 at 102            Aaa      1,566,864
      1,165,000     Islip Resource Recovery Agency, Resource Recovery
                         System, Alternative Minimum Tax, 6.125%, 7/01/13                7/04 at 102            Aaa      1,196,735
                    Metropolitan Transportation Authority, Commuter
                         Facilities:
      2,000,000          6.250%, 7/01/17                                                 7/02 at 102            Aaa      2,045,720
      1,500,000          5.500%, 7/01/17                                                 7/02 at 100            Aaa      1,435,695
      1,000,000          6.375%, 7/01/18                                             7/04 at 101 1/2            Aaa      1,042,980
      2,500,000     Metropolitan Transportation Authority, Transit Facilities,
                         5.750%, 7/01/15                                             7/03 at 101 1/2            Aaa      2,450,600
      1,800,000     Monroe County Airport Authority, Greater Rochester
                         International Airport, Alternative Minimum Tax,
                         5.375%, 1/01/19                                                 1/03 at 102            Aaa      1,659,726
      2,000,000     Monroe County Industrial Development Agency, Civic
                         Facilities, 6.000%, 6/01/20                                     6/05 at 102            Aaa      2,011,460
      4,380,000     Montgomery, Otsego, Schoharie Solid Waste Management
                         Authority, Solid Waste System, 5.250%, 1/01/14                  1/01 at 102            Aaa      4,138,750
                    Nassau County General Obligation:
      1,500,000          5.700%, 8/01/13                                                 8/04 at 103            Aaa      1,501,530
        210,000          5.500%, 6/15/16                                                No Opt. Call            Aaa        201,707
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT          DESCRIPTION                                                     PROVISIONS*      RATINGS**          VALUE
                    New York City General Obligation:
   $  4,000,000          8.000%, 8/01/05                                                No Opt. Call            Aaa   $  4,930,240
      2,385,000          6.625%, 8/01/14 (Pre-refunded to 8/01/02)                   8/02 at 101 1/2            Aaa      2,700,679
      1,500,000          6.000%, 8/01/19                                                No Opt. Call            Aaa      1,488,570
                    New York City Municipal Water Finance Authority
                         Water and Sewer System:
      4,000,000          5.750%, 6/15/18                                             6/02 at 101 1/2            Aaa      3,886,080
      2,185,000          6.500%, 6/15/21                                             6/97 at 101 1/2            Aaa      2,235,452
      5,000,000     New York City Transit Authority, Transit Facilities
                         (Livingston Plaza Project), 5.250%, 1/01/20                     1/03 at 100            Aaa      4,571,050
      1,000,000     New York City Industrial Development Agency, Civic
                         Facility (USTA National Tennis Center Incorporated
                         Project), 6.375%, 11/15/14                                     11/04 at 102            Aaa      1,044,070
                    Niagara Falls General Obligation:
      1,000,000          7.500%, 3/01/13                                                No Opt. Call            Aaa      1,203,320
      2,000,000          6.900%, 3/01/22                                                 3/04 at 102            Aaa      2,187,780
                    Niagara County General Obligation:
        100,000          5.750%, 8/15/20                                                 8/00 at 102            Aaa         99,338
        410,000          5.750%, 8/15/21                                                 8/00 at 102            Aaa        407,237
      2,115,000     Niagara Falls Water Treatment System, Alternative
                         Minimum Tax, 8.500%, 11/01/08                                  No Opt. Call            Aaa      2,710,584
      2,500,000     Port Authority of New York and New Jersey, Alternative
                         Minimum Tax, 5.875%, 7/15/16                                    1/03 at 101            Aaa      2,480,475
        500,000     Smithtown General Obligation, 5.550%, 4/01/09                        4/03 at 102            Aaa        505,515
        250,000     Suffolk County General Obligation, 4.450%, 5/01/96                  No Opt. Call            Aaa        250,438
      1,000,000     Suffolk County Industrial Development Agency,
                         Southwest Sewer System, 4.750%, 2/01/09                         2/04 at 101            Aaa        912,010
                    Suffolk County Water Authority, Water System:
      2,500,000          5.100%, 6/01/11                                                No Opt. Call            Aaa      2,360,550
      2,500,000          5.100%, 6/01/12                                                No Opt. Call            Aaa      2,347,400
      1,500,000          5.625%, 6/01/16                                                 6/02 at 102            Aaa      1,454,430
      3,800,000     Triborough Bridge and Tunnel Authority, General
                         Purpose, 6.000%, 1/01/22 (Pre-refunded to 1/01/01)              1/01 at 100            Aaa      4,071,166
        500,000     Triborough Bridge and Tunnel Authority Special
                         Obligation, 5.500%, 1/01/17                                     1/02 at 100            Aaa        475,900
      2,750,000     Yonkers General Obligation, 5.500%, 9/01/09                          9/03 at 102            Aaa      2,768,670
      2,500,000     Puerto Rico Electric Power Authority, 7.000%, 7/01/07               No Opt. Call            Aaa      2,915,850
   $174,045,000     Total Investments - (cost $174,308,417) - 98.1%                                                    175,929,174
   ============
                    TEMPORARY INVESTMENTS IN SHORT-TERM
                    MUNICIPAL SECURITIES - 0.8%
   $    400,000     New York City General Obligation, Variable Rate
                         Demand Bonds, 4.800%, 8/01/21t                                                      VMIG-1        400,000
      1,000,000     Port Authority of New York and New Jersey, Versatile
                         Structure Obligations, Variable Rate Demand
                         Bonds, 4.650%, 5/01/19t                                                               A-1+      1,000,000
   $  1,400,000     Total Temporary Investments - 0.8%                                                                   1,400,000
   ============
                    Other Assets Less Liabilities - 1.1%                                                                 2,038,532
                    Net Assets - 100%                                                                                 $179,367,706
                                                                                                                      ============

                                                                                      NUMBER                 MARKET         MARKET
                                 STANDARD & POOR'S                       MOODY'S   OF ISSUES                  VALUE        PERCENT
  SUMMARY OF                                   AAA                           Aaa          70           $167,821,309            95%
  RATINGS**                           AA+, AA, AA-             Aa1, Aa, Aa2, Aa3           3              8,107,865             5
  PORTFOLIO OF
  INVESTMENTS
  (EXCLUDING
  TEMPORARY
  INVESTMENTS):
  TOTAL                                                                                   73           $175,929,174           100%

All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities to ensure the timely payment of principal and interest.
* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.
t The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


See accompanying notes to financial statements.

STATEMENT OF NET ASSETS
                                                                          NNY            NNM            NNP            NQN
ASSETS
Investments in municipal securities, at market value (note 1)        $121,658,431    $27,329,058   $335,408,768   $384,997,240
Temporary investments in short-term municipal securities,
   at amortized cost (note 1)                                           1,300,000        900,000        300,000      1,400,000
Cash                                                                       69,662         39,713         35,341         56,965
Receivables:
   Interest                                                             2,204,102        567,298      6,271,473      7,200,584
   Investments sold                                                        80,000         45,000        --           4,315,610
Prepaid Preferred shares auction fees (note 1)                            N/A            N/A             64,333        --
Other assets                                                               13,387        --              41,867         14,482
                                                                     ------------    -----------   ------------   ------------
     Total assets                                                     125,325,582     28,881,069    342,121,782    397,984,881
                                                                     ------------    -----------   ------------   ------------
Liabilities
Payable for investments purchased                                         --             --             --             --
Accrued expenses:
   Management fees (note 6)                                                66,007         15,351        179,083        207,879
   Other                                                                  107,496         54,238        153,379        208,773
Preferred share dividends payable                                         N/A            N/A            191,501         62,263
Common share dividends payable                                            667,962        142,268      1,351,840      1,494,216
                                                                     ------------    -----------   ------------   ------------
     Total liabilities                                                    841,465        211,857      1,875,803      1,973,131
                                                                     ------------    -----------   ------------   ------------
Net assets (note 7)                                                  $124,484,117    $28,669,212   $340,245,979   $396,011,750
                                                                     ============    ===========   ============   ============
Preferred shares, at liquidation value                                    N/A            N/A       $104,300,000   $120,000,000
                                                                     ============    ===========   ============   ============
Preferred shares outstanding                                              N/A            N/A              4,172          4,800
                                                                     ============    ===========   ============   ============
Common shares outstanding                                              11,927,901      2,518,017     14,381,272     17,076,754
                                                                     ============    ===========   ============   ============
Net asset value per Common share outstanding (net assets less
   Preferred shares at liquidation value, divided by Common
   shares outstanding)                                               $      10.44    $     11.39   $      16.41   $      16.16
                                                                     ============    ===========   ============   ============
N/A - Fund is not authorized to issue Preferred shares.
See accompanying notes to financial statements.

STATEMENT OF NET ASSETS
                                                                          NVN            NUN            NNF
ASSETS
Investments in municipal securities, at market value (note 1)        $492,753,927   $523,088,526   $175,929,174
Temporary investments in short-term municipal securities,
   at amortized cost (note 1)                                             300,000        400,000      1,400,000
Cash                                                                       91,771         94,346         78,850
Receivables:
   Interest                                                             8,207,066      8,694,325      2,739,260
   Investments sold                                                     6,362,327        --             --
Prepaid Preferred shares auction fees (note 1)                            --             --             --
Other assets                                                                8,914         43,875         29,917
                                                                     ------------   ------------   ------------
     Total assets                                                     507,724,005    532,321,072    180,177,201
                                                                     ------------   ------------   ------------
Liabilities
Payable for investments purchased                                         --           1,950,726        --
Accrued expenses:
   Management fees (note 6)                                               263,955        275,288         95,643
   Other                                                                  206,267        181,222        141,941
Preferred share dividends payable                                          36,495         62,263         25,443
Common share dividends payable                                          1,877,158      1,824,282        546,468
                                                                     ------------   ------------   ------------
     Total liabilities                                                  2,383,875      4,293,781        809,495
                                                                     ------------   ------------   ------------
Net assets (note 7)                                                  $505,340,130   $528,027,291   $179,367,706
                                                                     ============   ============   ============
Preferred shares, at liquidation value                               $150,000,000   $170,000,000   $ 65,000,000
                                                                     ============   ============   ============
Preferred shares outstanding                                                6,000          6,800          2,600
                                                                     ============   ============   ============
Common shares outstanding                                              22,347,118     23,388,229      8,217,560
                                                                     ============   ============   ============
Net asset value per Common share outstanding (net assets less
   Preferred shares at liquidation value, divided by Common
   shares outstanding)                                               $      15.90   $      15.31   $      13.92
                                                                     ============   ============   ============
See accompanying notes to financial statements.

STATEMENT OF OPERATIONS
Year ended September 30, 1995
                                                                          NNY            NNM            NNP            NQN
Investment Income
Tax-exempt interest income (note 1)                                   $8,790,821     $ 1,999,136    $19,303,677    $25,496,301
                                                                      ----------     -----------    -----------    -----------
Expenses:
   Management fees (note 6)                                              791,111         182,255      1,838,158      2,472,765
   Preferred shares--auction fees                                         N/A            N/A            243,647        324,454
   Preferred shares--dividend disbursing agent fees                       N/A            N/A             26,616         20,219
   Shareholders' servicing agent fees and expenses                        56,213           9,720         65,535         49,964
   Custodian's fees and expenses                                          43,459          36,985         58,887         65,725
   Directors' fees and expenses (note 6)                                   1,705            787           3,173          3,679
   Professional fees                                                      14,641          14,176         37,983         20,252
   Shareholders' reports--printing and mailing expenses                   38,758          18,193        148,719        100,366
   Stock exchange listing fees                                            21,798           1,615         16,760         34,173
   Investor relations expense                                              4,522           3,094         15,291         26,457
   Portfolio insurance expense                                            --             --             --             123,324
   Other expenses                                                          6,925           3,109         22,823         27,936
                                                                      ----------     -----------    -----------    -----------
     Total expenses                                                      979,132         269,934      2,477,592      3,269,314
                                                                      ----------     -----------    -----------    -----------
       Net investment income                                           7,811,689       1,729,202     16,826,085     22,226,987
                                                                      ----------     -----------    -----------    -----------
Realized and Unrealized Gain (Loss)
from Investments
Net realized gain (loss) from investment transactions, net of
   taxes, if applicable (notes 1 and 3)                                  754,287     (1,141,666)       (902,468)       358,785
Net change in unrealized appreciation or depreciation
   of investments                                                        (35,403)      1,714,550     11,921,862      7,860,233
                                                                      ----------     -----------    -----------    -----------
       Net gain from investments                                         718,884         572,884     11,019,394      8,219,018
                                                                      ----------     -----------    -----------    -----------
Net increase in net assets from operations                            $8,530,573     $ 2,302,086    $27,845,479    $30,446,005
                                                                      ==========     ===========    ===========    ===========
N/A - Fund is not authorized to issue Preferred shares.
See accompanying notes to financial statements.

STATEMENT OF OPERATIONS
Year ended September 30, 1995
                                                                          NVN            NUN            NNF
Investment Income
Tax-exempt interest income (note 1)                                   $31,477,106    $32,015,462    $ 9,490,554
                                                                      -----------    -----------    -----------
Expenses:
   Management fees (note 6)                                             3,131,295      3,258,292      1,023,384
   Preferred shares--auction fees                                         375,001        446,378        147,597
   Preferred shares--dividend disbursing agent fees                        30,000         38,781         27,205
   Shareholders' servicing agent fees and expenses                         51,550         52,112         14,596
   Custodian's fees and expenses                                           77,886         77,728         47,652
   Directors' fees and expenses (note 6)                                    5,232          6,001          2,212
   Professional fees                                                       17,278         22,074         67,400
   Shareholders' reports--printing and mailing expenses                   118,870        131,614        108,606
   Stock exchange listing fees                                             32,509         32,097         17,692
   Investor relations expense                                              26,523         26,726         17,564
   Portfolio insurance expense                                            137,663         31,135         10,728
   Other expenses                                                          21,467         28,015         18,960
                                                                      -----------    -----------    -----------
     Total expenses                                                     4,025,274      4,150,953      1,503,596
                                                                      -----------    -----------    -----------
       Net investment income                                           27,451,832     27,864,509      7,986,958
                                                                      -----------    -----------    -----------
Realized and Unrealized Gain (Loss)
from Investments
Net realized gain (loss) from investment transactions, net of
   taxes, if applicable (notes 1 and 3)                                   656,989        294,208     (2,709,840)
Net change in unrealized appreciation or depreciation
   of investments                                                      14,842,889     19,224,602     16,472,181
                                                                      -----------    -----------    -----------
       Net gain from investments                                       15,499,878     19,518,810     13,762,341
                                                                      -----------    -----------    -----------
Net increase in net assets from operations                            $42,951,710    $47,383,319    $21,749,299
                                                                      ===========    ===========    ===========
See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
                                                                                 NNY                          NNM
                                                                      Year ended     Year ended    Year ended    Year ended
                                                                        9/30/95        9/30/94       9/30/95       9/30/94
Operations
Net investment income                                                $  7,811,689   $  7,722,232   $ 1,729,202   $ 1,754,584
Net realized gain (loss) from investment transactions,
   net of taxes, if applicable                                            754,287       (262,676)   (1,141,666)     (123,390)
Net change in unrealized appreciation or depreciation
   of investments                                                         (35,403)    (6,594,626)    1,714,550    (1,777,178)
                                                                     ------------   ------------   -----------   -----------
   Net increase (decrease) in net assets from operations                8,530,573        864,930     2,302,086      (145,984)
                                                                     ------------   ------------   -----------   -----------
Distributions to Shareholders (note 1)
From undistributed net investment income:
     Common shareholders                                               (7,968,947)    (7,836,491)   (1,753,449)   (1,856,829)
     Preferred shareholders                                               N/A            N/A           N/A           N/A
From accumulated net realized gains from investment transactions:
     Common shareholders                                                  (11,813)      (176,312)      --            --
     Preferred shareholders                                               N/A            N/A           N/A           N/A
                                                                     ------------   ------------   -----------   -----------
   Decrease in net assets from distributions to shareholders           (7,980,760)    (8,012,803)   (1,753,449)   (1,856,829)
                                                                     ------------   ------------   -----------   -----------
Capital Share Transactions (note 2)
   Net proceeds from shares issued in acquisition of NNO and
     NRY, and NYP, as applicable (note 1)                                 --             --            --            --
   Net proceeds from Common shares issued to shareholders
     due to reinvestment of distributions from net investment
     income and from net realized gains from investment
     transactions                                                       1,623,656      1,482,971        70,503       284,173
                                                                     ------------   ------------   -----------   -----------
   Net increase in net assets derived from capital share transactions   1,623,656      1,482,971        70,503       284,173
                                                                     ------------   ------------   -----------   -----------
     Net increase (decrease) in net assets                              2,173,469     (5,664,902)      619,140    (1,718,640)
Net assets at beginning of year                                       122,310,648    127,975,550    28,050,072    29,768,712
                                                                     ------------   ------------   -----------   -----------
Net assets at end of year                                            $124,484,117   $122,310,648   $28,669,212   $28,050,072
                                                                     ============   ============   ===========   ===========
Balance of undistributed net investment income at end of year        $    343,200   $    500,458   $    17,949   $    42,196
                                                                     ============   ============   ===========   ===========
N/A - Fund is not authorized to issue Preferred shares.
See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
                                                                                 NNP                         NQN
                                                                      Year ended     Year ended    Year ended    Year ended
                                                                        9/30/95        9/30/94       9/30/95       9/30/94
Operations
Net investment income                                                $ 16,826,085   $  9,685,304  $ 22,226,987  $ 22,101,858
Net realized gain (loss) from investment transactions,
   net of taxes, if applicable                                           (902,468)       (57,294)      358,785        68,800
Net change in unrealized appreciation or depreciation
   of investments                                                      11,921,862     (9,089,777)    7,860,233   (26,672,150)
                                                                     ------------   ------------  ------------  ------------
   Net increase (decrease) in net assets from operations               27,845,479        538,233    30,446,005    (4,501,492)
                                                                     ------------   ------------  ------------  ------------
Distributions to Shareholders (note 1)
From undistributed net investment income:
     Common shareholders                                              (13,398,367)    (8,029,623)  (17,920,430)  (18,370,211)
     Preferred shareholders                                            (3,321,037)    (1,951,745)   (4,732,772)   (4,138,697)
From accumulated net realized gains from investment transactions:
     Common shareholders                                                  --             --            --            --
     Preferred shareholders                                               --             --            --            --
                                                                     ------------   ------------  ------------  ------------
   Decrease in net assets from distributions to shareholders          (16,719,404)    (9,981,368)  (22,653,202)  (22,508,908)
                                                                     ------------   ------------  ------------  ------------
Capital Share Transactions (note 2)
   Net proceeds from shares issued in acquisition of NNO and
     NRY, and NYP, as applicable (note 1)                             164,436,079        --            --            --
   Net proceeds from Common shares issued to shareholders
     due to reinvestment of distributions from net investment
     income and from net realized gains from investment
     transactions                                                       1,093,104        897,664       263,700     2,005,856
                                                                     ------------   ------------  ------------  ------------
   Net increase in net assets derived from capital share transactions 165,529,183        897,664       263,700     2,005,856
                                                                     ------------   ------------  ------------  ------------
     Net increase (decrease) in net assets                            176,655,258     (8,545,471)    8,056,503   (25,004,544)
Net assets at beginning of year                                       163,590,721    172,136,192   387,955,247   412,959,791
                                                                     ------------   ------------  ------------  ------------
Net assets at end of year                                            $340,245,979   $163,590,721  $396,011,750  $387,955,247
                                                                     ============   ============  ============  ============
Balance of undistributed net investment income at end of year        $    877,827   $    629,910  $    975,291  $  1,401,506
                                                                     ============   ============  ============  ============
See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
                                                                                 NVN                           NUN
                                                                      Year ended     Year ended   Year ended    Year ended
                                                                        9/30/95        9/30/94      9/30/95       9/30/94
Operations
Net investment income                                                $ 27,451,832   $ 27,330,526 $ 27,864,509  $ 27,614,271
Net realized gain (loss) from investment transactions,
   net of taxes, if applicable                                            656,989        164,164      294,208       429,037
Net change in unrealized appreciation or depreciation
   of investments                                                      14,842,889    (39,336,605)  19,224,602   (46,236,694)
                                                                     ------------   ------------ ------------  ------------
   Net increase (decrease) in net assets from operations               42,951,710    (11,841,915)  47,383,319   (18,193,386)
                                                                     ------------   ------------ ------------  ------------
Distributions to Shareholders (note 1)
From undistributed net investment income:
     Common shareholders                                              (22,525,895)   (23,732,644)  (21,891,381)  (22,265,601)
     Preferred shareholders                                            (5,616,093)    (4,090,895)   (6,367,695)   (5,670,021)
From accumulated net realized gains from investment transactions:
     Common shareholders                                                  --            (239,114)     (350,825)     (357,841)
     Preferred shareholders                                               --             (30,600)      (90,494)      (86,463)
                                                                     ------------   ------------ ------------  ------------
   Decrease in net assets from distributions to shareholders          (28,141,988)   (28,093,253)  (28,700,395)  (28,379,926)
                                                                     ------------   ------------ ------------  ------------
Capital Share Transactions (note 2)
   Net proceeds from shares issued in acquisition of NNO and
     NRY, and NYP, as applicable (note 1)                                 --             --           --            --
   Net proceeds from Common shares issued to shareholders
     due to reinvestment of distributions from net investment
     income and from net realized gains from investment
     transactions                                                         --             --           --            --
                                                                     ------------   ------------ ------------  ------------
   Net increase in net assets derived from capital share transactions     --             --           --            --
                                                                     ------------   ------------ ------------  ------------
     Net increase (decrease) in net assets                             14,809,722    (39,935,168)  18,682,924   (46,573,312)
Net assets at beginning of year                                       490,530,408    530,465,576  509,344,367   555,917,679
                                                                     ------------   ------------ ------------  ------------
Net assets at end of year                                            $505,340,130   $490,530,408 $528,027,291  $509,344,367
                                                                     ============   ============ ============  ============
Balance of undistributed net investment income at end of year        $  1,069,208   $  1,759,364 $  1,261,688  $  1,656,255
                                                                     ============   ============ ============  ============
See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
                                                                                   NNF
                                                                        Year ended     Year ended
                                                                          9/30/95        9/30/94
Operations
Net investment income                                                  $  7,986,958    $ 4,433,933
Net realized gain (loss) from investment transactions,
   net of taxes, if applicable                                           (2,709,840)        (6,839)
Net change in unrealized appreciation or depreciation
   of investments                                                        16,472,181    (11,026,304)
                                                                       ------------    -----------
   Net increase (decrease) in net assets from operations                 21,749,299     (6,599,210)
                                                                       ------------    -----------
Distributions to Shareholders (note 1)
From undistributed net investment income:
     Common shareholders                                                 (5,814,049)    (3,528,543)
     Preferred shareholders                                              (2,134,301)      (816,379)
From accumulated net realized gains from investment transactions:
     Common shareholders                                                    --             --
     Preferred shareholders                                                 --             --
                                                                       ------------    -----------
   Decrease in net assets from distributions to shareholders             (7,948,350)    (4,344,922)
                                                                       ------------    -----------
Capital Share Transactions (note 2)
   Net proceeds from shares issued in acquisition of NNO and
     NRY, and NYP, as applicable (note 1)                                78,846,744        --
   Net proceeds from Common shares issued to shareholders
     due to reinvestment of distributions from net investment
     income and from net realized gains from investment
     transactions                                                           --             --
                                                                       ------------    -----------
   Net increase in net assets derived from capital share transactions    78,846,744        --
                                                                       ------------    -----------
     Net increase (decrease) in net assets                               92,647,693    (10,944,132)
Net assets at beginning of year                                          86,720,013     97,664,145
                                                                       ------------    -----------
Net assets at end of year                                              $179,367,706    $86,720,013
                                                                       ============    ===========
Balance of undistributed net investment income at end of year          $    461,393    $   326,845
                                                                       ============    ===========
See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
At September 30, 1995, the New York Funds (the "Funds") covered in this report and their corresponding stock exchange symbols are Nuveen New York Municipal Value Fund, Inc. (NNY), Nuveen New York Municipal Income Fund, Inc. (NNM), Nuveen New York Performance Plus Municipal Fund, Inc. (NNP), Nuveen New York Investment Quality Municipal Fund, Inc. (NQN), Nuveen New York Select Quality Municipal Fund, Inc. (NVN), Nuveen New York Quality Income Municipal Fund, Inc. (NUN), and Nuveen Insured New York Premium Income Municipal Fund, Inc.
(NNF). All of the above mentioned Funds are traded on the New York Stock Exchange, except for NNM, which is traded on the American Stock Exchange.

NNY and NNM are not authorized by their Articles of Incorporation to issue Preferred shares, therefore, in the Notes to Financial Statements "N/A" represents not-applicable.

The Funds are registered under the Investment Company Act of 1940 as closed-end, diversified management investment companies.

On January 10, 1995, NNP acquired all of the net assets of Nuveen New York Municipal Market Opportunity Fund, Inc. (NNO) and Nuveen New York Premium Income Municipal Fund (NRY) pursuant to a plan of reorganization approved by the shareholders of the Funds on December 8, 1994. The acquisitions were accomplished by a tax-free exchange of 7,176,986 shares of NNP for the 5,880,403 shares of NNO and for the 1,909,411 shares of NRY outstanding on January 10, 1995. NNO's and NRY's net assets at that date of $130,279,931 and $34,156,148, respectively, include unrealized appreciation (depreciation) of $8,503,907 and ($4,009,717), respectively, as well as $40,000,000 and
$14,300,000 of preferred shares at liquidation value, respectively, which was combined with that of NNP. The combined net assets of NNP immediately after the acquisition were $323,973,176.

On December 7, 1994, NNF acquired all of the net assets of Nuveen Insured New York Premium Income Municipal Fund 2 (NYP) pursuant to a plan of reorganization approved by the shareholders of the Funds on November 18, 1994. The acquisition was accomplished by a tax-free exchange of 4,001,860 shares of NNF for the 4,252,118 shares of NYP outstanding on December 7, 1994. NYP's net assets at that date of $78,846,744 included $10,078,617 of unrealized depreciation and $32,000,000 of preferred shares at liquidation value which was combined with that of NNF. The combined net assets of NNF immediately after the acquisition were $161,196,754.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation
Portfolio securities for which market quotations are readily available are valued at the mean between the quoted bid and asked prices or the yield equivalent. Portfolio securities for which market quotations are not readily available are valued at fair value by consistent application of methods determined in good faith by the Board of Directors. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are traded and valued at amortized cost.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of their purchase commitments. At September 30, 1995, there were no such purchase commitments in any of the Funds.

Interest Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Income Taxes
The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing all of their net investment income, in addition to any significant amounts of net realized gains from investments, to shareholders. The Funds currently consider significant net realized gains as amounts in excess of $.001 per Common share for NNY and NNM and $.01 per Common share for NNP, NQN, NVN, NUN and NNF. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and New York State income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. All income dividends paid during the year ended September 30, 1995, have been designated Exempt Interest Dividends.

Dividends and Distributions to Shareholders
Net investment income is declared as a dividend monthly and payment is made or reinvestment is credited to shareholder accounts after month-end. Net realized gains from investment transactions are distributed to shareholders not less frequently than annually only to the extent they exceed available capital loss carryovers.

Distributions to shareholders of net investment income and net realized capital gains are recorded on the ex-dividend date. The amount and timing of such distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may result and will be classified as either distributions in excess of net investment income or distributions in excess of accumulated net realized capital gains, if applicable.

Preferred Shares
The following Funds have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in more than one Series. The dividend rate on each Series may change every seven days, as set by the
Auction Agent, except for NNP Series W which has lengthened its dividend period to three years. The number of shares outstanding, by Series and in total, for each Fund, at September 30, 1995, is as follows:
                                                                          NNP            NQN            NVN            NUN
Number of shares:
   Series M                                                              1,600           --             --            2,200
   Series T                                                               --            2,400           --             --
   Series W                                                              2,000*          --            2,400          2,200
   Series Th                                                              --             --            3,600          2,400
   Series F                                                                572          2,400           --             --
                                                                         -----          -----          -----          -----

     Total                                                               4,172          4,800          6,000          6,800
                                                                         =====          =====          =====          =====
                                                                          NNF
Number of shares:
   Series M                                                              1,320
   Series T                                                              1,280
   Series W                                                               --
   Series Th                                                              --
   Series F                                                               --
                                                                         -----

     Total                                                               2,600
                                                                         =====

* Three year period

Preferred share auction fees paid in connection with lengthening the dividend period of the Series noted above have been capitalized and are being amortized over the three year period.

Insurance
NQN, NVN, NUN and NNF invest in municipal securities which are covered by insurance guaranteeing the timely payment of principal and interest thereon or backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities to ensure the timely payment of principal and interest. Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Funds' shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Funds ultimately dispose of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance is effective only while the municipal securities are held by the Funds. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the net asset value of the Funds' shares include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Funds the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Proposed Reorganization
Subject to shareholder approval on or about January 8, 1996, NNY will acquire substantially all of the assets of NNM in exchange for newly issued shares of NNY and the assumption by NNY of substantially all of the liabilities of NNM. Following receipt of the NNY shares, NNM will be liquidated and the NNY shares will be distributed to the shareholders of NNM.

As a result of this reorganization, the assets and liabilities of both Funds will be combined and the shareholders of NNM would thus become shareholders of NNY. The investment objectives and policies of the larger combined Fund will be virtually identical to that of each of the separate Funds.

Derivative Financial Instruments
In October 1994, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (FASB) No. 119 Disclosure about Derivative Financial Instruments and Fair Value of Financial Instruments which prescribes disclosure requirements for transactions in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the year ended September 30, 1995, other than occasional purchases of high quality synthetic money market securities which were held temporarily pending the re-investment in long-term portfolio securities.

2. Fund Shares
Transactions in Common shares were as follows:
                                                                                 NNY                           NNM
                                                                      Year ended     Year ended     Year ended     Year ended
                                                                        9/30/95        9/30/94        9/30/95        9/30/94
Common shares:
Shares issued in acquisition of NNO and NRY, and NYP, as
   applicable (note 1)                                                    --             --             --             --
Shares issued to shareholders due to reinvestment of
   distributions from net investment income and from net
   realized gains from investment transactions                          153,474        131,414         6,131         23,425
                                                                        -------        -------         -----         ------
Net increase                                                            153,474        131,414         6,131         23,425
                                                                        =======        =======         =====         ======
                                                                                 NNP                           NQN
                                                                      Year ended     Year ended     Year ended     Year ended
                                                                        9/30/95        9/30/94        9/30/95        9/30/94
Common shares:
Shares issued in acquisition of NNO and NRY, and NYP, as
   applicable (note 1)                                                 7,176,986         --             --             --
Shares issued to shareholders due to reinvestment of
   distributions from net investment income and from net
   realized gains from investment transactions                            66,332       51,661         16,611         118,754
                                                                       ---------       ------         ------         -------
Net increase                                                           7,243,318       51,661         16,611         118,754
                                                                       =========       ======         ======         =======

                                                                                 NVN                          NUN
                                                                      Year ended     Year ended     Year ended     Year ended
                                                                        9/30/95        9/30/94        9/30/95        9/30/94
Common shares:
Shares issued in acquisition of NNO and NRY, and NYP, as
   applicable (note 1)                                                    --             --             --             --
Shares issued to shareholders due to reinvestment of
   distributions from net investment income and from net
   realized gains from investment transactions                            --             --             --             --
                                                                        -------        -------        -------        -------
Net increase                                                              --             --             --             --
                                                                        =======        =======        =======        =======
                                                                                 NNF
                                                                      Year ended     Year ended
                                                                        9/30/95        9/30/94
Common shares:
Shares issued in acquisition of NNO and NRY, and NYP, as
   applicable (note 1)                                                 4,001,860         --
Shares issued to shareholders due to reinvestment of
   distributions from net investment income and from net
   realized gains from investment transactions                            --             --
                                                                       ---------       -------
Net increase                                                           4,001,860         --
                                                                       =========       =======

3. Securities Transactions
Purchases and sales (including maturities) of investments in municipal securities and temporary municipal investments during the year ended September
30, 1995, were as follows:
                                                                          NNY            NNM            NNP            NQN
PURCHASES
Investments in municipal securities                                   $16,168,971    $1,184,940    $ 46,603,505    $16,371,624
Investments in municipal securities in acquisition of NNO and
   NRY, and NYP, as applicable (note 1)                                   --             --         154,024,063        --
Temporary municipal investments                                        10,850,000     4,100,000      28,400,000     19,200,000
Temporary investments in municipal securities in acquisition
   of NNO and NRY, and NYP, as applicable (note 1)                        --             --           4,000,000        --
SALES AND MATURITIES
Investments in municipal securities                                    14,357,626     2,016,110      40,320,684     21,397,927
Temporary municipal investments                                        11,150,000     3,300,000      33,800,000     18,400,000
                                                                      ===========    ==========    ============    ===========
                                                                          NVN            NUN            NNF
PURCHASES
Investments in municipal securities                                   $26,422,860    $25,703,190    $50,640,964
Investments in municipal securities in acquisition of NNO and
   NRY, and NYP, as applicable (note 1)                                   --             --          84,427,715
Temporary municipal investments                                        18,000,000     37,100,000     23,400,000
Temporary investments in municipal securities in acquisition
   of NNO and NRY, and NYP, as applicable (note 1)                        --             --          2,400,000
SALES AND MATURITIES
Investments in municipal securities                                    32,441,614     22,191,596     48,213,817
Temporary municipal investments                                        18,700,000     39,000,000     24,600,000
                                                                      ===========    ===========    ===========
At September 30, 1995, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

At September 30, 1995, the following Funds had unused capital loss carryovers available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryovers will expire as follows:
                                                                          NNM           NNP*           NNF**
   Expiration year:
     1998                                                              $  --         $  256,227     $   --
     1999                                                                 --                680         --
     2000                                                                 --             --             14,718
     2001                                                                59,477          --             --
     2002                                                                 --          2,337,662      1,710,502
     2003                                                               123,390         356,638          3,374
                                                                       --------      ----------     ----------
   Total                                                               $182,867      $2,951,207     $1,728,594
                                                                       ========      ==========     ==========

* Due to the acquisition of NNO and NRY by NNP (see note 1), NNO and NRY had net realized losses from investment transactions of $62,873 and $2,274,789, respectively, which were carried forward by NNP, as permitted under applicable tax regulations.
** Due to the acquisition of NYP by NNF (see note 1), NYP had net realized losses from investment transactions of $1,725,220 which were carried forward by NNF, as permitted under applicable tax regulations.

4. DISTRIBUTIONS TO COMMON SHAREHOLDERS
On October 2, 1995, the Funds declared Common share dividend distributions from their ordinary income which were paid November 1, 1995, to shareholders of record on October 15, 1995, as follows:
                                                                          NNY            NNM            NNP            NQN
   Dividend per share                                                   $.0560         $.0565         $.0940         $.0875
                                                                        ======         ======         ======         ======
                                                                          NVN            NUN            NNF
   Dividend per share                                                   $.0840         $.0780         $.0665
                                                                        ======         ======         ======

5. UNREALIZED APPRECIATION (DEPRECIATION)
Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 1995, were as follows:
                                                                          NNY            NNM            NNP            NQN
Gross unrealized:
   Appreciation                                                       $11,703,866    $2,015,902     $30,935,965    $36,181,553
   Depreciation                                                           (93,603)      (22,348)       (592,406)           (4)
                                                                      -----------    ----------     -----------    -----------
Net unrealized appreciation                                           $11,610,263    $1,993,554     $30,343,559    $36,181,549
                                                                      ===========    ==========     ===========    ===========
                                                                          NVN            NUN            NNF
Gross unrealized:
   Appreciation                                                       $42,644,111    $32,139,142    $ 3,734,889
   Depreciation                                                           (42,116)      (268,119)    (2,114,132)
                                                                      -----------    -----------    -----------
Net unrealized appreciation                                           $42,601,995    $31,871,023    $ 1,620,757
                                                                      ===========    ===========    ===========

6. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under NNY's investment management agreement with the Nuveen Advisory Corp.
(the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, the Fund pays to the Adviser an annual management fee, payable monthly, of .35 of 1% of the average daily net asset value of the Fund, as well as 4.125% of the gross interest income of the Fund.

Under NNM's, NNP's, NQN's, NVN's, NUN's and NNF's investment management agreements with the Adviser, each Fund pays to the Adviser an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net asset value of each Fund:
Average daily net asset value                  Management fee
For the first $125,000,000                       .65 of 1%
For the next $125,000,000                      .6375 of 1
For the next $250,000,000                       .625 of 1
For the next $500,000,000                      .6125 of 1
For the next $1,000,000,000                       .6 of 1
For net assets over $2,000,000,000             .5875 of 1

The fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those Directors who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.

7. COMPOSITION OF NET ASSETS
At September 30, 1995, net assets consisted of:
                                                                          NNY            NNM            NNP            NQN
Preferred shares, $25,000 stated value per share, at
   liquidation value                                                  $   N/A        $   N/A       $104,300,000   $120,000,000
Common shares, $.01 par value per share                                   119,279         25,180        143,813        170,768
Paid-in surplus                                                       111,931,669     27,957,062    208,135,013    238,287,894
Balance of undistributed net investment income                            343,200         17,949        877,827        975,291
Accumulated net realized gain (loss) from investment transactions         479,706     (1,324,533)    (3,554,233)       396,248
Net unrealized appreciation or depreciation of investments             11,610,263      1,993,554     30,343,559     36,181,549
                                                                     ------------   ------------   ------------   ------------
   Net assets                                                        $124,484,117   $ 28,669,212   $340,245,979   $396,011,750
                                                                     ============   ============   ============   ============
Authorized shares:
   Common                                                             250,000,000    200,000,000    200,000,000    200,000,000
   Preferred                                                              N/A            N/A          1,000,000      1,000,000
                                                                     ============   ============   ============   ============
                                                                          NVN            NUN            NNF
Preferred shares, $25,000 stated value per share, at
   liquidation value                                                 $150,000,000   $170,000,000   $ 65,000,000
Common shares, $.01 par value per share                                   223,471        233,882         82,176
Paid-in surplus                                                       310,746,551    324,380,944    116,641,814
Balance of undistributed net investment income                          1,069,208      1,261,688        461,393
Accumulated net realized gain (loss) from investment transactions         698,905        279,754     (4,438,434)
Net unrealized appreciation or depreciation of investments             42,601,995     31,871,023      1,620,757
                                                                      -----------    -----------    -----------
   Net assets                                                        $505,340,130   $528,027,291   $179,367,706
                                                                     ============   ============   ============
Authorized shares:
   Common                                                             200,000,000    200,000,000      2,000,000
   Preferred                                                            1,000,000      1,000,000      1,000,000
                                                                     ============   ============   ============

8. Investment Composition
Each Fund invests in municipal securities which include general obligation, escrowed and revenue bonds. At September 30, 1995, the revenue sources by municipal purpose for these investments, expressed as a percent of total investments, were as follows:
                                                                          NNY            NNM            NNP            NQN
Revenue Bonds:
   Housing Facilities                                                     16%            10%            23%            13%
   Pollution Control Facilities                                           12             20              7             11
   Education Facilities                                                    3              4              4              5
   Transportation                                                          3              3              1             10
   Lease Rental Facilities                                                14             14              6              2
   Health Care Facilities                                                  1             --              1             10
   Water / Sewer Facilities                                               --             --              4              1
   Electric Utilities                                                      1             --             --             --
   Other                                                                   6             16              2              2
General Obligation Bonds                                                   9              5              7              3
Escrowed Bonds                                                            35             28             45             43
                                                                         ----           ----           ----           ----
                                                                         100%           100%           100%           100%
                                                                         ====           ====           ====           ====
                                                                          NVN            NUN            NNF
Revenue Bonds:
   Housing Facilities                                                     13%            10%            14%
   Pollution Control Facilities                                            9             14             14
   Education Facilities                                                   14              8             17
   Transportation                                                          6             15              9
   Lease Rental Facilities                                                 6              7              6
   Health Care Facilities                                                  5              4              3
   Water / Sewer Facilities                                                1              8             10
   Electric Utilities                                                     --              2              2
   Other                                                                   8              7              6
General Obligation Bonds                                                  11              7             14
Escrowed Bonds                                                            27             18              5
                                                                         ----           ----           ----
                                                                         100%           100%           100%
                                                                         ====           ====           ====

Certain long-term and intermediate-term investments owned by the Funds are covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, either of which ensure the timely payment of principal and interest in the event of default (39% for NNY, 28% for NNM, 53% for NNP, 100% for NQN, 100% for NVN, 100% for NUN, and 100% for NNF). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Funds' shares.

All of the temporary investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions.

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS
FOLLOWS:
                                                                       Dividends from
                                                 Operating performance                        net investment income
                                                    Net
                                           realized and
                Net asset                    unrealized
                    value          Net      gain (loss)
                beginning   investment             from      To Common   To Preferred
                of period       income    investmentstt   shareholders  shareholderst
NNY
Year ended 9/30,
   1995           $10.390       $ .659         $  .064        $ (.672)          $ N/A
   1994            10.990         .659           (.575)         (.669)            N/A
   1993            10.740         .664            .393          (.670)            N/A
2 mos. ended
   9/30/92         10.870         .112           (.129)         (.113)            N/A
Year ended 7/31,
   1992            10.270         .676            .727          (.676)            N/A
   1991            10.200         .679            .115          (.676)            N/A
   1990            10.370         .677           (.127)         (.676)            N/A
   1989             9.950         .675            .659          (.679)            N/A
10/7/87 to
   7/31/88          9.350         .514            .541          (.455)            N/A
NNM
Year ended 9/30,
   1995            11.170         .688             .230         (.698)            N/A
   1994            11.960         .701           (.748)         (.743)            N/A
   1993            12.200         .755           (.185)         (.767)            N/A
10 mos. ended
   9/30/92         11.940         .661            .325          (.655)            N/A
Year ended 11/30/91             11.430             .795          .517          (.802)            N/A
1 mo. ended
   11/30/90        11.370         .068            .095          (.068)            N/A
Year ended 10/31,
   1990            11.710         .806           (.266)         (.810)            N/A
   1989            11.530         .806            .210          (.808)            N/A
4/20/88 to
   10/31/88        11.210         .358            .244          (.282)            N/A
NNP
Year ended 9/30,
   1995            15.910        1.365            .527         (1.118)         (.274)
   1994            17.240        1.360          (1.288)        (1.128)         (.274)
   1993            15.730        1.378           1.539         (1.172)         (.235)
11 mos. ended
   9/30/92         14.930        1.282            .735          (.996)         (.221)
Year ended
   10/31/91        13.440        1.394           1.484         (1.053)         (.335)
11/15/89 to
   10/31/90        14.050        1.138           (.458)         (.788)         (.263)
                                     Distributions
                                           from capital gains
                                                      Organization                       Per
                                                      and offering                    Common
                                                         costs and                     share
                                                   Preferred share    Net asset       market
                          To Common   To Preferred    underwriting    value end    value end
                       shareholders  shareholderst       discounts    of period    of period
NNY
Year ended 9/30,
   1995                     $(.001)          $ N/A         $   --       $10.440      $10.375
   1994                      (.015)            N/A             --        10.390       10.500
   1993                      (.137)            N/A             --        10.990       11.250
2 mos. ended
   9/30/92                      --             N/A             --        10.740       11.250
Year ended 7/31,
   1992                      (.127)            N/A             --        10.870       11.625
   1991                      (.048)            N/A             --        10.270       10.625
   1990                      (.044)            N/A             --        10.200       10.500
   1989                      (.235)            N/A             --        10.370       10.500
10/7/87 to
   7/31/88                      --             N/A             --         9.950       10.000
NNM
Year ended 9/30,
   1995                         --             N/A             --        11.390       10.750
   1994                         --             N/A             --        11.170       10.375
   1993                      (.043)            N/A             --        11.960       12.750
10 mos. ended
   9/30/92                   (.071)            N/A             --        12.200       12.500
Year ended 11/30/91             --             N/A             --        11.940       11.750
1 mo. ended
   11/30/90                  (.035)            N/A             --        11.430       11.625
Year ended 10/31,
   1990                      (.070)            N/A             --        11.370       11.625
   1989                      (.028)            N/A             --        11.710       11.500
4/20/88 to
   10/31/88                     --             N/A             --        11.530       11.625
NNP
Year ended 9/30,
   1995                         --              --             --        16.410       16.625
   1994                         --              --             --        15.910       15.875
   1993                         --              --             --        17.240       17.875
11 mos. ended
   9/30/92                      --              --             --        15.730       15.750
Year ended
   10/31/91                     --              --             --        14.930       15.500
11/15/89 to
   10/31/90                     --              --          (.239)       13.440       14.375
                                                                                Ratios/Supplemental data
                                                                                      Ratio
                         Total                                                       of net
                    investment         Total                       Ratio of      investment
                        return        return       Net assets   expenses to          income    Portfolio
                     on market  on net asset   end of period    average net     to average      turnover
                       value**       value**   (in thousands)     assets***   net assets***         rate
NNY
Year ended 9/30,
   1995                 5.33%          7.24%         $124,484          .80%           6.38%          12%
   1994                  (.77)          .78           122,311          .84            6.16            4
   1993                  7.27         10.28           127,976          .85            6.16            5
2 mos. ended
   9/30/92              (2.29)         (.16)          123,313          .84*           6.20*          --
Year ended 7/31,
   1992                 17.77         14.28           124,620          .90            6.46            9
   1991                  8.58          8.21           116,236          .96            6.77           14
   1990                  7.08          5.61           114,368          .98            6.70           16
   1989                 14.92         14.22           115,379         1.03            6.75           24
10/7/87 to
   7/31/88               4.67         11.40           109,750          .99*           6.54*          47
NNM
Year ended 9/30,
   1995                 10.45          8.55            28,669          .96            6.17            4
   1994                (13.43)         (.40)           28,050         1.00            6.08           12
   1993                  8.69          4.88            29,769         1.07            6.31           17
10 mos. ended
   9/30/92              12.82          8.54            30,075          .93*           6.58*           3
Year ended 11/30/91      8.02         11.92            29,187          .92            6.84           14
1 mo. ended
   11/30/90               .94          1.44            27,736          .80*           7.26*           1
Year ended 10/31,
   1990                  8.75          4.77            27,564          .86            6.99           11
   1989                  6.39          9.15            28,177          .90            6.95           36
4/20/88 to
   10/31/88              (.66)         5.45            27,689          .94*           6.21*           21
NNP
Year ended 9/30,
   1995                 12.43         10.62           340,246          .86            5.86            15
   1994                 (5.07)        (1.22)          163,591          .87            5.76             2
   1993                 21.53         17.78           172,136          .84            5.89             3
11 mos. ended
   9/30/92               8.14         12.48           160,052          .81*           6.25*            1
Year ended
   10/31/91             15.67         19.71           153,310          .84            6.53            46
11/15/89 to
   10/31/90              1.05          1.31           142,169          .83*           6.54*           69
See notes on page 70.

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS
FOLLOWS:
                                                                          Operating performance               Dividends from net
                                                                              investment income
                                                          Net
                                                 realized and
                      Net asset                    unrealized
                          value          Net      gain (loss)
                      beginning   investment             from       To Common      To Preferred
                      of period       income    investmentstt    shareholders     shareholderst
NQN
Year ended 9/30,
   1995                 $15.710       $1.302         $  .475         $(1.050)           $(.277)
   1994                  17.290        1.299          (1.556)         (1.080)            (.243)
   1993                  15.830        1.305           1.494          (1.103)            (.236)
11 mos. ended
   9/30/92               14.980        1.220            .832           (.967)            (.210)
11/20/90 to
   10/31/91              14.050        1.071           1.019           (.773)            (.200)
NVN
Year ended 9/30,
   1995                  15.240        1.228            .691          (1.008)            (.251)
   1994                  17.030        1.223          (1.756)         (1.062)            (.183)
   1993                  15.270        1.225           1.800          (1.077)            (.162)
11 mos. ended
   9/30/92               14.390        1.124            .845           (.882)            (.207)
5/22/91 to
   10/31/91              14.050         .347            .426           (.239)            (.030)
NUN
Year ended 9/30,
   1995                  14.510        1.191            .836           (.936)            (.272)
   1994                  16.500        1.181          (1.958)          (.952)            (.242)
   1993                  14.580        1.166           1.893           (.926)            (.213)
11/20/91 to
   9/30/92               14.050         .731            .646           (.590)            (.082)
NNF
Year ended 9/30,
   1995                  12.740        1.083           1.201           (.811)            (.293)
   1994                  15.340        1.052          (2.621)          (.837)            (.194)
12/17/92 to
   9/30/93               14.050         .601           1.497           (.466)            (.079)
                                    Distributions from
                                         capital gains
                                                           Organization                       Per
                                                           and offering                    Common
                                                              costs and                     share
                                                        Preferred share     Net asset      market
                        To Common         To Preferred     underwriting     value end  value end
                     shareholders        shareholderst        discounts     of period   of period
NQN
Year ended 9/30,
   1995                   $   --               $   --           $   --        $16.160     $16.500
   1994                       --                   --               --         15.710      15.250
   1993                       --                   --               --         17.290      17.375
11 mos. ended
   9/30/92                 (.019)               (.006)              --         15.830      16.750
11/20/90 to
   10/31/91                   --                   --            (.187)        14.980      15.500
NVN
Year ended 9/30,
   1995                       --                   --               --         15.900      15.750
   1994                    (.011)               (.001)              --         15.240      14.625
   1993                    (.021)               (.005)              --         17.030      16.375
11 mos. ended
   9/30/92                    --                   --               --         15.270      15.250
5/22/91 to
   10/31/91                   --                   --            (.164)        14.390      15.125
NUN
Year ended 9/30,
   1995                    (.015)               (.004)              --         15.310      14.625
   1994                    (.015)               (.004)              --         14.510      14.000
   1993                       --                   --               --         16.500      15.500
11/20/91 to
   9/30/92                    --                   --            (.175)        14.580      14.625
NNF
Year ended 9/30,
   1995                       --                   --               --         13.920      13.125
   1994                       --                   --               --         12.740      11.500
12/17/92 to
   9/30/93                    --                   --            (.263)        15.340      14.750
                                                                                 Ratios/Supplemental data
                                                                                        Ratio
                            Total                                                      of net
                       investment         Total                       Ratio of     investment
                           return        return       Net assets   expenses to         income   Portfolio
                        on market  on net asset   end of period    average net    to average     turnover
                          value**       value**   (in thousands)     assets***  net assets***        rate
NQN
Year ended 9/30,
   1995                    15.87%         9.98%         $396,012          .84%          5.73%          4%
   1994                    (6.26)        (2.97)          387,955          .83           5.53           2
   1993                    10.71         16.82           412,960          .83           5.54           1
11 mos. ended
   9/30/92                 14.83         12.67           385,114          .79*          5.89*          5
11/20/90 to
   10/31/91                 8.61         12.47           368,269          .80*          6.03*          9
NVN
Year ended 9/30,
   1995                    15.34         11.41           505,340          .82           5.56           5
   1994                    (4.30)        (4.32)          490,530          .83           5.38           2
   1993                    15.12         19.47           530,466          .85           5.43           1
11 mos. ended
   9/30/92                  6.86         12.60           489,917          .83*          5.68*         15
5/22/91 to
   10/31/91                 2.42          4.14           467,181          .79*          5.22*          2
NUN
Year ended 9/30,
   1995                    11.96         12.58           528,027          .81           5.42           4
   1994                    (3.58)        (6.37)          509,344          .82           5.20           5
   1993                    12.76         20.20           555,918          .83           5.15           4
11/20/91 to
   9/30/92                  1.52          8.11           510,658          .79*          5.00*         17
NNF
Year ended 9/30,
   1995                    22.11         16.30           179,368          .95           5.05          32
   1994                   (16.98)       (11.85)           86,720          .96           4.80           5
12/17/92 to
   9/30/93                  1.53         12.70            97,664          .99*          4.14*          3

* Annualized.
** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share.
*** Ratios do not reflect the effect of dividend payments to Preferred shareholders.
t The amounts shown are based on Common share equivalents.
tt Net of taxes, if applicable.
N/A - Fund is not authorized to issue Preferred shares.

REPORT OF INDEPENDENT AUDITORS
The Board of Directors and Shareholders
Nuveen New York Municipal Value Fund, Inc.
Nuveen New York Municipal Income Fund, Inc.
Nuveen New York Performance Plus Municipal Fund, Inc.
Nuveen New York Investment Quality Municipal Fund, Inc.
Nuveen New York Select Quality Municipal Fund, Inc.
Nuveen New York Quality Income Municipal Fund, Inc.
Nuveen Insured New York Premium Income Municipal Fund, Inc.

We have audited the accompanying statements of net assets, including the portfolios of investments, of Nuveen New York Municipal Value Fund, Inc., Nuveen New York Municipal Income Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., and Nuveen Insured New York Premium Income Municipal Fund, Inc. as of September 30, 1995, and the related statements of operations, changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of September 30, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Nuveen New York Municipal Value Fund, Inc., Nuveen New York Municipal Income Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., and Nuveen Insured New York Premium Income Municipal Fund, Inc. at September 30, 1995, and the results of their operations, changes in their net assets and financial highlights for the periods indicated therein in conformity with generally accepted accounting principles.

Ernst & Young LLP

Chicago, Illinois
November 10, 1995

Build your wealth automatically
Photographic image of Customer Service Rep at Nuveen.
Managing your portfolio takes skill, experience, and informed judgment, but our efforts to help you build your wealth don't stop there. At Nuveen, we offer a number of convenient ways to build your tax-free portfolio and earn the tax-free income you need to achieve your financial goals.
Nuveen Exchange-traded fund Dividend Reinvestment Plan
Your Nuveen exchange-traded fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares. If you do not elect to reinvest distributions, all distributions are paid by check, or can be deposited directly into your bank or brokerage account.
  By choosing to reinvest, you'll be able to set aside money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Income or capital gains taxes may be payable on dividends or distributions that are reinvested. You'll also benefit from dollar-cost averaging, a technique of investing at regular intervals, which allows you to build a high-quality, tax-free portfolio conveniently and cost effectively over time. All reinvestments are invested in full and fractional shares and are kept in non-certificated form by the Plan Agent, Chase Manhattan Bank.
  To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.
  The shares you acquire by reinvesting will either be purchased on the open market or be newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will be invested within 30 days of the dividend payment date; no interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

  You may, of course, change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.
  You also can reinvest if your shares are registered in the name of a brokerage firm, bank, or other nominee. Just ask your investment adviser if the firm will participate on your behalf. If not, it's easy to have the shares registered in your name and to apply for a reinvestment account directly. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.
  The Fund reserves the right to amend or terminate the Plan at any time. Although, the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.
  For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your investment adviser or call us toll-free at 1.800.257.8787.
Photographic image of Customer Service Rep at Nuveen.
"When it comes to financial planning, your investment adviser knows your situation best. And when we can give you the account information you need, our motto is simple: We're here to help."
Photographic image of Customer Service Rep at Nuveen.
"At Nuveen, we make reinvesting easy. A phone call is all it takes to set up your reinvestment account."

Useful information
Photographic image of Customer Service Rep at Nuveen.
"When questions come up about your investment, we're happy to provide the up-to-date information you and your adviser need."
Nuveen Shareholder Services:
1.800.257.8787
Call Monday through Friday, 9 a.m. to 6 p.m., EST for information on your Nuveen Fund's current account balance, yield, dividend, net asset value, closing price, and general information.

Dividend Reinvestment:
1.800.257.8787
Monday through Friday, 9 a.m. to 6 p.m., EST

Taking Stock Newsletter:
1.800.257.8787
Call Monday through Friday, 9 a.m. to 6 p.m., EST if you're not currently getting our quarterly shareholder newsletter and would like to do so. We will be happy to add your name to our mailing list.
Photographic image of woman seated and man standing behind her representing Nuveen investors.
Many conservative investors are comfortable with Nuveen's emphasis on long term value. That's why they depend on Nuveen for the tax-free income they need to reach their goals.

Your investment partner
Photographic image of John Nuveen, Sr., founder of Nuveen.
For nearly 100 years, Nuveen has earned its reputation as a tax-free income specialist by focusing on municipal bonds.

Since 1898, John Nuveen & Co. Incorporated has worked to bring together the various participants in the municipal bond industry and build strong partnerships that benefit all concerned. Investors, financial advisers, municipal officials, investment bankers--Nuveen believes that forging relationships with these groups based on trust and value is the key to successful investing.
  As the oldest and largest municipal bond specialist in the United States, Nuveen's investment bankers work with issuers to understand and meet their needs in structuring and selling their bond issues.
  Nuveen also works closely with financial advisers around the country, including brokerage firms, banks, insurance companies, and independent financial planners, to bring the benefits of tax-free investing to you. These advisers are experts at identifying your needs and recommending the best solutions for your situation. Together we make a powerful team, helping you create a successful investment plan that meets your needs today and in the future.

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, Illinois 60606-1286
ETF1-NOV 95